UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of principal executive offices) (Zip code)

David Lebisky

c/o PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-382-8667

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 99.1%
Consumer Discretionary — 13.5%
25,569	Amazon.com, Inc.†(a)	$821,276
140,156	Apollo Group, Inc., Class A†(a)	6,901,281
21,900	Autoliv, Inc.	1,206,909
85,300	Autonation, Inc.†	1,782,770
7,800	Best Buy Co., Inc.(a)	417,768
11,188	Brinker International, Inc.	448,527
25,353	Cablevision Systems Corp., Class A	575,767
67,749	CBS Corp., Class B(a)	1,908,489
28,900	Choice Hotels International, Inc.	1,182,010
86,966	Circuit City Stores, Inc.(a)	2,183,716
70,700	Comcast Corp., Class A†	2,605,295
49,900	Darden Restaurants, Inc.	2,119,253
38,200	Dillard’s, Inc., Class A(a)	1,250,286
42,900	Expedia, Inc.†	672,672
13,600	Furniture Brands International, Inc.(a)	258,944
7,100	Harman International Industries, Inc.	592,424
5,300	Home Depot, Inc.	192,231
185,000	International Game Technology	7,677,500
14,300	J.C. Penney Co., Inc.(a)	977,977
13,770	Jarden Corp.†	453,997
19,500	Johnson Controls, Inc.	1,398,930
52,500	Marriott International, Inc., Class A(a)	2,028,600
38,700	McGraw-Hill Cos., Inc. (The)	2,245,761
175,000	MGM Mirage†	6,910,750
1,300	Nutri/System, Inc.†(a)	80,977
69,527	Office Depot, Inc.†	2,760,222
40,353	OfficeMax, Inc.(a)	1,643,981
5,300	R.H. Donnelley Corp.(a)	280,370
26,120	Saks, Inc.(a)	451,354
365,000	Staples, Inc.	8,880,450
81,300	Starbucks Corp.†	2,768,265
4,300	Target Corp.(a)	237,575
1,960	Tiffany & Co.	65,072
234,379	Time Warner, Inc.(a)	4,272,729
11,900	TJX Cos., Inc.	333,557
15,600	United Auto Group, Inc.(a)	365,040
12,200	Univision Communications, Inc., Class A†	418,948
91,500	Walt Disney Co. (The)(a)	2,828,265
115,000	Weight Watchers International, Inc.	5,099,100
1,373	Wyndham Worldwide Corp.†	38,403
188,900	XM Satellite Radio Holdings, Inc., Class A†(a)	2,434,921
800	Yum! Brands, Inc.(a)	41,640

		79,814,002

Consumer Staples — 10.2%
27,995	Altria Group, Inc.	2,143,017
15,766	Anheuser-Busch Cos., Inc.	749,043
55,800	Archer-Daniels-Midland Co.	2,113,704
87,797	Avon Products, Inc.	2,691,856
53,400	Coca-Cola Co. (The)	2,385,912
17,300	Colgate-Palmolive Co.	1,074,330
52,500	Costco Wholesale Corp.(a)	2,608,200
29,566	CVS Corp.	949,660
30,400	Dean Foods Co.†	1,277,408
35,072	Energizer Holdings, Inc.†	2,524,833
1,200	Estee Lauder Cos., Inc., Class A (The)	48,396
9,030	HJ Heinz Co.	378,628
14,300	Kellogg Co.(a)	708,136
31,700	Kroger Co. (The)	733,538
6,073	Molson Coors Brewing Co., Class B	418,430
57,600	PepsiCo, Inc.	3,758,976
203,085	Procter & Gamble Co.	12,587,208
34,500	Safeway, Inc.	1,047,075
33,411	Tyson Foods, Inc., Class A	530,567

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Staples (continued)
19,800	UST, Inc.(a)	$1,085,634
176,350	Walgreen Co.(a)	7,828,176
251,049	Wal-Mart Stores, Inc.(a)	12,381,737

		60,024,464

Energy — 3.1%
1,600	Apache Corp.	101,120
47,638	ConocoPhillips	2,835,890
15,800	Devon Energy Corp.	997,770
8,965	Diamond Offshore Drilling, Inc.	648,797
48,200	EOG Resources, Inc.	3,135,410
65,800	Exxon Mobil Corp.	4,415,180
23,937	Halliburton Co.(a)	681,008
9,765	Hess Corp.(a)	404,466
11,500	Holly Corp.	498,295
20,000	Overseas Shipholding Group	1,235,400
25,800	Schlumberger, Ltd.(a)	1,600,374
26,904	Sunoco, Inc.	1,673,160
1,900	XTO Energy, Inc.	80,047

		18,306,917

Financials — 9.5%
4,800	AMBAC Financial Group, Inc.	397,200
12,500	American Express Co.(a)	701,000
63,600	AmeriCredit Corp.†	1,589,364
5,400	Ameriprise Financial, Inc.	253,260
17,596	CB Richard Ellis Group, Inc., Class A†(a)	432,862
108,800	Charles Schwab Corp. (The)	1,947,520
18,900	Chicago Mercantile Exchange Holdings, Inc.(a)	9,038,925
31,000	Commerce Bancorp, Inc.(a)	1,138,010
61,500	Countrywide Financial Corp.(a)	2,154,960
61,100	E*Trade Financial Corp.†	1,461,512
2,184	Eaton Vance Corp.	63,030
24,179	Fannie Mae	1,351,848
18,565	Federated Investors, Inc., Class B	627,683
722	Fidelity National Financial, Inc.	30,071
5,537	Fidelity National Title Group, Inc., Class A(a)	116,056
9,400	Freddie Mac	623,502
100	General Growth Properties, Inc.	4,765
15,100	Genworth Financial, Inc., Class A(a)	528,651
4,300	Golden West Financial Corp.	332,175
1,383	Goldman Sachs Group, Inc.(a)	233,962
12,379	Hartford Financial Services Group, Inc.	1,073,878
8,007	HCC Insurance Holdings, Inc.	263,270
1	Hudson City Bancorp, Inc.	13
5,485	iStar Financial, Inc.	228,725
10,100	Jones Lang LaSalle, Inc.	863,348
29,200	JPMorgan Chase & Co.	1,371,232
14,500	Lehman Brothers Holdings, Inc.(a)	1,070,970
55,500	Loews Corp.	2,103,450
26,015	MBIA, Inc.	1,598,362
11,200	Merrill Lynch & Co., Inc.	876,064
182,006	Moody’s Corp.	11,899,552
9,100	Morgan Stanley	663,481
759	Nationwide Financial Services, Class A	36,508
6,900	New Century Financial Corp.(a)	271,239
8,300	Principal Financial Group, Inc.	450,524
71,308	Progressive Corp. (The)	1,749,898
3,200	Public Storage, Inc.	275,168
10,868	Realogy Corp.†	246,486
10,700	SEI Investments Co.	601,233

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
7,900	SL Green Realty Corp.(a)	$882,430
21,058	T. Rowe Price Group, Inc.	1,007,625
53,161	TD Ameritrade Holding Corp.	1,002,085
52,858	UnumProvident Corp.	1,024,917
36,500	W.R. Berkley Corp.(a)	1,291,735
65,600	Wells Fargo & Co.(a)	2,373,408

		56,251,957

Health Care — 16.6%
50,545	Abbott Laboratories	2,454,465
4,834	Abraxis BioScience, Inc.†(a)	134,289
7,000	Advanced Medical Optics, Inc.†	276,850
48,112	Aetna, Inc.	1,902,830
75,000	Allergan, Inc.	8,445,750
47,800	AmerisourceBergen Corp.	2,160,560
67,000	Amgen, Inc.†	4,792,510
69,600	Applera Corp. - Applied Biosystems Group	2,304,456
19,800	Becton Dickinson & Co.	1,399,266
16,000	Biogen Idec, Inc.†	714,880
100	Bristol-Myers Squibb Co.	2,492
32,491	Cardinal Health, Inc.	2,135,958
12,700	Caremark Rx, Inc.(a)	719,709
44,900	Celgene Corp.†(a)	1,944,170
4,457	Cigna Corp.	518,438
7,000	Dentsply International, Inc.	210,770
29,200	Eli Lilly & Co.(a)	1,664,400
66,800	Endo Pharmaceuticals Holdings, Inc.†	2,174,340
28,200	Express Scripts, Inc.†	2,128,818
13,592	Fisher Scientific International, Inc.†	1,063,438
20,700	Forest Laboratories, Inc.†	1,047,627
125,700	Genentech, Inc.†(a)	10,395,390
19,500	Genzyme Corp.†	1,315,665
300	Hillenbrand Industries, Inc.	17,094
22,500	Hospira, Inc.†	861,075
37,200	Humana, Inc.†	2,458,548
58,505	IMS Health, Inc.	1,558,573
176,428	Johnson & Johnson	11,457,234
34,800	King Pharmaceuticals, Inc.†(a)	592,644
43,800	McKesson Corp.	2,309,136
86,840	Medtronic, Inc.	4,032,850
60,400	Merck & Co., Inc.(a)	2,530,760
4,100	PerkinElmer, Inc.	77,613
76,527	Pfizer, Inc.(a)	2,170,306
6,824	Schering-Plough Corp.	150,742
10,300	Sierra Health Services, Inc.†	389,752
7,200	Stryker Corp.	357,048
3,160	Thermo Electron Corp.†(a)	124,283
183,500	UnitedHealth Group, Inc.	9,028,200
15,900	Waters Corp.†	719,952
50,100	Wyeth(a)	2,547,084
105,000	Zimmer Holdings, Inc.†(a)	7,087,500

		98,377,465

Industrials — 13.4%
28,150	3M Co.	2,094,923
31,098	AGCO Corp.†	788,334
26,909	American Standard Cos., Inc.(a)	1,129,371
4,372	Avery Dennison Corp.	263,063
4,147	Avis Budget Group, Inc.	75,849
58,895	Boeing Co.	4,643,871
44,252	Burlington Northern Santa Fe Corp.	3,249,867
54,200	Caterpillar, Inc.	3,566,360
58,152	Continental Airlines, Inc., Class B†	1,646,283
14,351	Con-Way, Inc.	643,212
4,400	Corrections Corp. of America†	190,300
80,700	CSX Corp.	2,649,381
15,600	DRS Technologies, Inc.(a)	681,252

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
20,900	Emerson Electric Co.	$1,752,674
165,000	Expeditors International Washington, Inc.	7,355,700
19,380	FedEx Corp.	2,106,218
5,040	GATX Corp.	208,505
232,493	General Electric Co.	8,207,003
17,300	Goodrich Corp.	700,996
47,800	Honeywell International, Inc.	1,955,020
6,800	Illinois Tool Works, Inc.	305,320
6,600	ITT Corp.	338,382
10,400	Laidlaw International, Inc.	284,232
4,300	Lockheed Martin Corp.	370,058
31,000	Manpower, Inc.	1,899,370
38,700	Norfolk Southern Corp.	1,704,735
32,400	Northrop Grumman Corp.	2,205,468
9,000	Paccar, Inc.	513,180
9,200	Pall Corp.	283,452
44,100	Pitney Bowes, Inc.	1,956,717
21,700	Precision Castparts Corp.	1,370,572
9,700	Republic Services, Inc.	390,037
45	Ryder System, Inc.	2,326
4,400	Steelcase, Inc., Class A	69,036
9,100	Swift Transportation Co., Inc.†(a)	215,852
3,600	Terex Corp.†(a)	162,792
24,151	Textron, Inc.(a)	2,113,212
49,204	Timken Co.	1,465,295
26,600	Tyco International, Ltd.	744,534
2,000	Union Pacific Corp.	176,000
178,044	United Parcel Service, Inc., Class B	12,808,485
8,800	United Rentals, Inc.†(a)	204,600
50,600	United Technologies Corp.	3,205,510
58,400	Waste Management, Inc.	2,142,112
6,215	YRC Worldwide, Inc.†	230,204

		79,069,663

Information Technology — 28.5%
102	Adobe Systems, Inc.†	3,820
13,400	Advanced Micro Devices, Inc.†(a)	332,990
28,700	Agere Systems, Inc.†	428,491
23,500	Agilent Technologies, Inc.†	768,215
201	Akamai Technologies, Inc.†	10,048
21,986	Amphenol Corp., Class A	1,361,593
35,016	Analog Devices, Inc.(a)	1,029,120
3,450	Applied Materials, Inc.	61,169
48,400	Arrow Electronics, Inc.†	1,327,612
400	Atmel Corp.†	2,416
1,894	Autodesk, Inc.†	65,873
9,135	Automatic Data Processing, Inc.	432,451
23,100	Avnet, Inc.†(a)	453,222
10,900	AVX Corp.	192,821
6,150	Broadcom Corp., Class A†(a)	186,591
95,900	Cadence Design Systems, Inc.†	1,626,464
548,930	Cisco Systems, Inc.†	12,625,390
17,902	Citrix Systems, Inc.†	648,231
37,900	Computer Sciences Corp.†	1,861,648
22,053	Corning, Inc.†	538,314
44,048	Cypress Semiconductor Corp.†(a)	782,733
21,511	Dell, Inc.†(a)	491,311
2,358	Diebold, Inc.	102,644
376,979	eBay, Inc.†	10,691,124
28,390	EMC Corp.†	340,112
14,600	Fair Isaac Corp.	533,922
288,400	First Data Corp.	12,112,800
61,803	Freescale Semiconductor, Inc., Class B†	2,349,132
42,720	Global Payments, Inc.	1,880,107
36,820	Google, Inc., Class A†(a)	14,797,958
9,123	Hewitt Associates, Inc., Class A†	221,324

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
113,400	Hewlett-Packard Co.	$4,160,646
255,420	Intel Corp.(a)	5,253,989
39,017	International Business Machines Corp.	3,197,053
31	International Rectifier Corp.†	1,080
238,735	Intuit, Inc.†(a)	7,661,006
28,464	Jabil Circuit, Inc.	813,216
29,590	Juniper Networks, Inc.†(a)	511,315
2,100	KLA-Tencor Corp.	93,387
25,700	Lexmark International, Inc., Class A†	1,481,862
19,100	Linear Technology Corp.	594,392
307,100	Lucent Technologies, Inc.†	718,614
3,458	Maxim Integrated Products, Inc.	97,066
23,192	McAfee, Inc.†	567,276
3,828	Mettler-Toledo International, Inc.†	253,222
1,854	Microchip Technology, Inc.(a)	60,107
131,600	Micron Technology, Inc.†	2,289,840
604,366	Microsoft Corp.	16,517,323
69,200	Motorola, Inc.(a)	1,730,000
116,500	NAVTEQ Corp.†	3,041,815
227	NCR Corp.†(a)	8,962
195,000	Paychex, Inc.	7,185,750
363,902	QUALCOMM, Inc.	13,227,838
50,700	Red Hat, Inc.†	1,068,756
17,300	Reynolds & Reynolds Co. (The), Class A	683,523
700	Sabre Holdings Corp., Class A	16,373
145,000	SanDisk Corp.†(a)	7,763,300
365,000	Seagate Technology†(a)	8,427,850
391,382	Sun Microsystems, Inc.†	1,945,169
56,698	Synopsys, Inc.†	1,118,085
14,866	Tech Data Corp.†	543,055
18,900	Teradyne, Inc.†	248,724
146,518	Texas Instruments, Inc.(a)	4,871,724
8,400	VeriFone Holdings, Inc.†	239,820
33,440	VeriSign, Inc.†	675,488
96,500	Western Digital Corp.†	1,746,650
137	Xilinx, Inc.	3,007
66,860	Yahoo!, Inc.†	1,690,221

		168,767,150

Materials — 2.5%
15,900	Ashland, Inc.	1,014,102
15,096	Cabot Corp.	561,571
19,287	FMC Corp.	1,235,718
12,564	International Flavors & Fragrances, Inc.	496,781
63,500	Monsanto Co.	2,985,135
7,700	Newmont Mining Corp.	329,175
4,500	Nucor Corp.(a)	222,705
13,500	Owens-Illinois, Inc.†	208,170
130,000	Praxair, Inc.(a)	7,690,800
62	Valspar Corp.	1,649

		14,745,806

Telecommunication Services — 0.8%
24,500	CenturyTel, Inc.	971,915
119,114	Level 3 Communications, Inc.†	637,260
145,104	Qwest Communications International, Inc.†(a)	1,265,307
113,226	Sprint Nextel Corp.(a)	1,941,826
15,900	Windstream Corp.	209,721

		5,026,029

Utilities — 1.0%
1,880	Exelon Corp.	113,815
6,949	FPL Group, Inc.(a)	312,705
25,400	ONEOK, Inc.	959,866
29,300	PG&E Corp.	1,220,345
2,400	Questar Corp.	196,248

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Utilities (continued)
49,800	TXU Corp.	$3,113,496

		5,916,475

Total Common Stock (Cost $ 502,968,074)		586,299,928

COLLATERAL FOR SECURITIES LENDING — 24.2%
143,005,161	PNC Institutional Money Market Trust 5.31% (Cost $143,005,161)	143,005,161

Total Investments — 123.3% (Cost $ 645,973,235)		729,305,089
Other Assets & Liabilities, Net — (23.3)%		(137,938,396)

NET ASSETS — 100.0%		$591,366,693

FUTURES CONTRACTS - LONG POSITIONS

Number of Contracts		Unrealized Appreciation
	CME E-Mini S&P 500, Expires
38	December 2006	$10,270

†	Non-income producing security.
(a)	All or a portion of this security is on loan.

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 98.1%
Consumer Discretionary — 9.6%
2,100	Autoliv, Inc.	$115,731
7,700	Autozone, Inc.†	795,410
1,300	BorgWarner, Inc.	74,321
9,900	Cablevision Systems Corp., Class A	224,829
15,302	CBS Corp., Class B(a)	431,057
6,700	Comcast Corp., Class A†	246,895
1,100	DaimlerChrysler AG	54,956
192	Hanesbrands, Inc.†	4,322
500	Harman International Industries, Inc.	41,720
6,300	Interpublic Group of Cos., Inc.†	62,370
9,398	Johnson Controls, Inc.	674,213
1,200	Jones Apparel Group, Inc.	38,928
338	Liberty Global, Inc., Class A†	8,700
5,200	Limited Brands, Inc.	137,748
14,525	Magna International, Inc., Class A	1,060,761
3,100	Mattel, Inc.	61,070
5,900	McDonald’s Corp.	230,808
3,400	Office Depot, Inc.†	134,980
3,014	OfficeMax, Inc.(a)	122,790
2,600	Saks, Inc.(a)	44,928
1,800	Target Corp.(a)	99,450
57,276	Time Warner, Inc.(a)	1,044,141
21,350	TJX Cos., Inc.	598,441
950	Toyota Motor Corp. ADR	103,455
3,000	Viacom, Inc., Class B†	111,540
1,300	Walt Disney Co. (The)(a)	40,183
8,900	Whirlpool Corp.	748,579

		7,312,326

Consumer Staples — 7.8%
5,324	Altria Group, Inc.	407,552
11,132	Anheuser-Busch Cos., Inc.	528,881
17,458	Avon Products, Inc.	535,262
3,100	Brown-Forman Corp., Class B	237,615
4,975	Clorox Co.	313,425
2,300	Colgate-Palmolive Co.	142,830
3,000	ConAgra Foods, Inc.	73,440
2,600	General Mills, Inc.	147,160
200	HJ Heinz Co.	8,386
13,763	Kellogg Co.(a)	681,544
9,200	Kimberly-Clark Corp.	601,312
7,400	Kroger Co. (The)	171,236
600	Loews Corp. - Carolina Group	33,234
2,750	Molson Coors Brewing Co., Class B	189,475
6,600	Procter & Gamble Co.	409,068
2,216	Reynolds American, Inc.(a)	137,326
13,925	Sara Lee Corp.	223,775
700	Supervalu, Inc.(a)	20,755
1,000	Tyson Foods, Inc., Class A	15,880
500	UST, Inc.(a)	27,415
20,725	Wal-Mart Stores, Inc.	1,022,157

		5,927,728

Energy — 9.8%
700	Apache Corp.	44,240
10,375	BP PLC ADR	680,392
20,678	Chevron Corp.(a)	1,341,175
20,037	ConocoPhillips	1,192,803
4,178	Devon Energy Corp.	263,841
700	Diamond Offshore Drilling, Inc.	50,659
5,578	EOG Resources, Inc.	362,849
37,149	Exxon Mobil Corp.	2,492,698
2,500	GlobalSantaFe Corp.	124,975
6,600	Hess Corp.(a)	273,372
1,300	Marathon Oil Corp.	99,970
650	Occidental Petroleum Corp.	31,271
8,694	Pioneer Natural Resources Co.(a)	340,109

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Energy (continued)
2,700	Rowan Cos., Inc.	$85,401
1,300	Total SA ADR(a)	85,722

		7,469,477

Financials — 37.9%
1,800	ACE, Ltd.	98,514
15,650	Allstate Corp. (The)	981,724
9,270	American International Group, Inc.	614,230
10,325	AON Corp.	349,708
45,521	Bank of America Corp.	2,438,560
1,400	BB&T Corp.	61,292
2,500	Bear Stearns Cos., Inc. (The)(a)	350,250
1,100	Boston Properties, Inc.	113,674
600	Charles Schwab Corp. (The)	10,740
1,300	Chicago Mercantile Exchange Holdings, Inc.(a)	621,725
1,800	Chubb Corp.	93,528
400	CIT Group, Inc.	19,452
59,675	Citigroup, Inc.	2,964,057
700	City National Corp.	46,942
10,175	Comerica, Inc.	579,161
2,800	Conseco, Inc.†	58,772
900	Equity Office Properties Trust(a)	35,784
24,050	Fannie Mae	1,344,636
16,039	Fidelity National Financial, Inc.	668,024
726	Fidelity National Title Group, Inc., Class A(a)	15,217
6,001	Fifth Third Bancorp	228,518
17,250	Freddie Mac	1,144,192
4,590	Genworth Financial, Inc., Class A	160,696
4,500	Goldman Sachs Group, Inc.(a)	761,265
3,000	Hartford Financial Services Group, Inc.	260,250
4,400	Huntington Bancshares, Inc.	105,292
44,471	JPMorgan Chase & Co.	2,088,358
4,100	KeyCorp	153,504
10,086	Lehman Brothers Holdings, Inc.(a)	744,952
2,400	Loews Corp.	90,960
1,850	MBIA, Inc.	113,664
3,800	Mellon Financial Corp.	148,580
10,700	Merrill Lynch & Co., Inc.	836,954
27,450	Metlife, Inc.	1,555,866
100	Moody’s Corp.	6,538
16,575	Morgan Stanley	1,208,483
15,806	National City Corp.	578,500
1,100	Nationwide Financial Services, Class A	52,910
5,452	North Fork Bancorp, Inc.	156,145
400	Northern Trust Corp.	23,372
3,600	Old Republic International Corp.	79,740
2,200	PMI Group, Inc. (The)	96,382
147	Prologis	8,388
3,200	Prudential Financial, Inc.	244,000
3,029	Realogy Corp.†	68,698
1,800	RenaissanceRe Holdings, Ltd.	100,080
4,700	St. Paul Travelers Cos., Inc. (The)	220,383
854	Stancorp Financial Group, Inc.	38,114
4,100	State Street Corp.	255,840
2,100	SunTrust Banks, Inc.	162,288
1,400	Synovus Financial Corp.	41,118
1,700	TCF Financial Corp.	44,693
6,230	TD Ameritrade Holding Corp.	117,435
17,057	TD Banknorth, Inc.	492,606
13,325	Torchmark Corp.	840,941
4,200	U.S. Bancorp	139,524
3,100	UnionBanCal Corp.	188,790

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
26,258	UnumProvident Corp.	$509,143
1,900	Vornado Realty Trust	207,100
3,400	Wachovia Corp.(a)	189,720
2,100	Waddell & Reed Financial, Inc., Class A	51,975
31,100	Washington Mutual, Inc.(a)	1,351,917
7,600	Wells Fargo & Co.(a)	274,968
17,525	XL Capital, Ltd., Class A	1,203,968
900	Zions Bancorp.	71,829

		28,884,629

Health Care — 7.8%
204	Abbott Laboratories	9,906
1,261	Abraxis BioScience, Inc.†(a)	35,031
8,528	Aetna, Inc.	337,282
8,900	AmerisourceBergen Corp.	402,280
42,300	Bristol-Myers Squibb Co.	1,054,116
3,721	Cardinal Health, Inc.	244,619
1,800	Eli Lilly & Co.(a)	102,600
14,675	HCA, Inc.	732,136
6,950	Johnson & Johnson	451,333
3,007	McKesson Corp.	158,529
8,400	Merck & Co., Inc.(a)	351,960
62,662	Pfizer, Inc.(a)	1,777,094
5,400	Tenet Healthcare Corp.†	43,956
2,100	Thermo Electron Corp.†(a)	82,593
3,846	Wyeth(a)	195,531

		5,978,966

Industrials — 10.0%
200	3M Co.	14,884
24,146	AGCO Corp.†	612,101
1,281	Avis Budget Group, Inc.	23,429
1,600	Boeing Co.	126,160
4,789	Burlington Northern Santa Fe Corp.	351,704
2,500	Caterpillar, Inc.	164,500
19,649	Continental Airlines, Inc., Class B†	556,263
900	Cooper Industries, Ltd., Class A	76,698
1,500	Crane Co.	62,700
12,772	CSX Corp.	419,305
1,700	Eaton Corp.	117,045
772	FedEx Corp.	83,901
2,910	GATX Corp.	120,387
17,756	General Electric Co.	626,787
1,800	Goodrich Corp.	72,936
16,125	Honeywell International, Inc.	659,512
1,500	Jacobs Engineering Group, Inc.†	112,095
32	Laidlaw International, Inc.	875
2,300	Norfolk Southern Corp.	101,315
2,700	Northrop Grumman Corp.	183,789
2,851	Paccar, Inc.	162,564
600	Pall Corp.	18,486
7,798	Pitney Bowes, Inc.	345,997
1,900	SPX Corp.	101,536
5,766	Textron, Inc.(a)	504,525
4,838	Timken Co.	144,076
28,425	Tyco International, Ltd.	795,616
6,325	Union Pacific Corp.	556,600
6,059	United Parcel Service, Inc., Class B	435,884
1,043	YRC Worldwide, Inc.†	38,633

		7,590,303

Information Technology — 7.2%
4,000	ADC Telecommunications, Inc.†(a)	60,000
4,100	Agere Systems, Inc.†	61,213
2,142	Amphenol Corp., Class A	132,654
1,500	Arrow Electronics, Inc.†	41,145
900	AVX Corp.	15,921
42,700	CA, Inc.	1,011,563
4,000	Cisco Systems, Inc.†	92,000

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
5,600	Electronic Data Systems Corp.	$137,312
8,200	Flextronics International, Ltd.†	103,648
11,125	Hewlett-Packard Co.	408,176
400	International Business Machines Corp.	32,776
9,217	Juniper Networks, Inc.†(a)	159,270
468,675	Lucent Technologies, Inc.†	1,096,700
2,200	McAfee, Inc.†	53,812
28,225	Microsoft Corp.	771,389
4,400	Nokia Oyj ADR	86,636
14,725	Oracle Corp.†	261,222
13,300	Sanmina-SCI Corp.†	49,742
19,400	Solectron Corp.†	63,244
131,136	Sun Microsystems, Inc.†	651,746
2,700	Tech Data Corp.†	98,631
4,400	Tellabs, Inc.†	48,224
72	VeriSign, Inc.†	1,454
1,200	Yahoo!, Inc.†	30,336

		5,468,814

Materials — 1.0%
223	Ashland, Inc.	14,223
1,390	Cabot Corp.	51,708
3,000	Crown Holdings, Inc.†	55,800
3,426	FMC Corp.	219,504
2,600	Hercules, Inc.†	41,002
1,700	Lubrizol Corp.	77,741
3,800	Owens-Illinois, Inc.†(a)	58,596
1,700	PPG Industries, Inc.	114,036
3,900	Smurfit-Stone Container Corp.†	43,680
1,400	Weyerhaeuser Co.	86,142

		762,432

Telecommunication Services — 4.3%
2,884	Alltel Corp.(a)	160,062
1,200	American Tower Corp., Class A†	43,800
17,467	AT&T, Inc.(a)	568,725
6,100	BellSouth Corp.	260,775
1,319	CenturyTel, Inc.	52,325
3,900	Crown Castle International Corp.†	137,436
1,107	EMBARQ Corp.	53,546
57,100	Qwest Communications International, Inc.†(a)	497,912
40,946	Sprint Nextel Corp.(a)	702,224
20,655	Verizon Communications, Inc.(a)	766,920
2,981	Windstream Corp.	39,319

		3,283,044

Utilities — 2.7%
4,600	Dominion Resources, Inc.(a)	351,854
400	Duke Energy Corp.	12,080
1,100	Entergy Corp.	86,053
4,277	FPL Group, Inc.(a)	192,465
4,719	ONEOK, Inc.	178,331
2,500	Pinnacle West Capital Corp.(a)	112,625
14,850	Sempra Energy	746,212
9,975	Wisconsin Energy Corp.	430,322
1,423	Xcel Energy, Inc.	29,385

		2,139,327

Total Common Stock (Cost $ 61,922,380)		74,817,046

COLLATERAL FOR SECURITIES LENDING — 16.4%
12,536,827	PNC Institutional Money Market Trust 5.31% (Cost $12,536,827)	12,536,827

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Value
Total Investments — 114.5% (Cost $ 74,459,207)	$87,353,873
Other Assets & Liabilities, Net — (14.5)%	(11,091,441)

NET ASSETS — 100.0%	$76,262,432

ADR	- American Depository Receipt.

†	Non-income producing security.

(a)	All or a portion of this security is on loan.

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 98.6%
Consumer Discretionary — 12.7%
1,620	1-800-FLOWERS.COM, Inc., Class A†	$8,521
1,225	Aaron Rents, Inc.	28,150
600	Advo, Inc.	16,788
700	Aeropostale, Inc.†	20,461
300	Ambassadors Group, Inc.	8,484
360	Bebe Stores, Inc.	8,921
2,400	Big Lots, Inc.†	47,544
1,390	BJ’s Restaurants, Inc.†	30,594
700	Bluegreen Corp.†	8,029
1,700	Bon-Ton Stores, Inc. (The)(a)	50,558
990	Building Material Holding Corp.	25,760
2,060	Carter’s, Inc.†(a).	54,363
1,265	Catalina Marketing Corp.	34,788
400	Charlotte Russe Holding, Inc.†	11,016
700	Childrens Place Retail Stores, Inc. (The)†	44,821
3,192	Coldwater Creek, Inc.†	91,802
700	Corinthian Colleges, Inc.†(a)	7,567
2,900	CSK Auto Corp.†	40,890
4,675	DeVry, Inc.†	99,437
500	DXP Enterprises, Inc.†	11,695
2,290	Fred’s, Inc.	28,900
1,085	GameStop Corp., Class A†	50,214
1,000	Genesco, Inc.†	34,470
300	Group 1 Automotive, Inc.	14,970
400	GSI Commerce, Inc.†	5,936
316	IAC/InterActiveCorp.†	9,088
2,230	Jackson Hewitt Tax Service, Inc.	66,922
400	Jarden Corp.†(a)	13,188
375	Jos. A. Bank Clothiers, Inc.†(a)	11,235
200	Kellwood Co.	5,766
700	Kimball International, Inc., Class B	13,510
965	Laureate Education, Inc.†(a)	46,185
1,055	Life Time Fitness, Inc.†	48,836
500	Lifetime Brands, Inc.	9,260
2,350	MarineMax, Inc.†	59,808
100	Matthews International Corp., Class A	3,681
1,037	Netflix, Inc.†(a)	23,623
2,380	New York & Co., Inc.†	31,130
500	Nutri/System, Inc.†(a)	31,145
1,170	O’Reilly Automotive, Inc.†	38,856
2,100	Payless Shoesource, Inc.†	52,290
420	PETCO Animal Supplies, Inc.†	12,029
500	Pre-Paid Legal Services, Inc.(a)	19,835
1,475	Red Robin Gourmet Burgers, Inc.†	68,012
610	Restoration Hardware, Inc.†	5,289
286	Retail Ventures, Inc.†	4,407
1,530	Ruby Tuesday, Inc.	43,131
200	Scientific Games Corp., Class A†	6,360
915	Shuffle Master, Inc.†(a)	24,714
1,400	Sotheby’s(a)	45,136
1,390	Source Interlink Cos., Inc.†(a)	13,205
200	Stage Stores, Inc.	5,868
1,437	Stamps.com, Inc.†	27,389
1,900	Strayer Education, Inc.	205,599
1,230	Tractor Supply Co.†(a)	59,360
150	True Religion Apparel, Inc.†(a)	3,167
500	United Auto Group, Inc.	11,700
1,517	Valuevision Media, Inc., Class A†	17,582
1,427	Warnaco Group, Inc. (The)†	27,598
690	Yankee Candle Co., Inc.	20,196

		1,869,779

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Staples — 2.7%
800	Alliance One International, Inc.†	$3,280
400	Andersons, Inc. (The)	13,660
3,397	Central European Distribution Corp.†(a)	79,524
500	Corn Products International, Inc.	16,270
2,625	Elizabeth Arden, Inc.†	42,420
1,101	Gold Kist, Inc.†	22,945
600	Pantry, Inc. (The)†	33,822
2,960	Performance Food Group Co.†	83,146
3,600	Playtex Products, Inc.†	48,240
492	Spectrum Brands, Inc.†	4,153
690	USANA Health Sciences, Inc.†(a)	30,767
600	Wild Oats Markets, Inc.†	9,702

		387,929

Energy — 5.5%
637	Allis-Chalmers Energy, Inc.†	9,326
850	Atwood Oceanics, Inc.†	38,224
200	Carrizo Oil & Gas, Inc.†	5,158
520	Core Laboratories NV†	33,176
2,740	Delta Petroleum Corp.†(a)	61,705
1,030	Duvernay Oil Corp.†	31,137
6,302	Gasco Energy, Inc.†(a)	17,015
1,400	Giant Industries, Inc.†	113,680
1,500	Global Industries, Ltd.†	23,340
620	GMX Resources, Inc.†(a)	19,462
700	Hornbeck Offshore Services, Inc.†	23,450
1,010	James River Coal Co.†(a)	10,655
400	Lufkin Industries, Inc.	21,168
901	Matrix Service Co.†	11,794
400	Metretek Technologies, Inc.†	4,776
600	NATCO Group, Inc., Class A†	17,280
1,325	Niko Resources, Ltd.	78,824
3,410	Parallel Petroleum Corp.†	68,405
700	Superior Energy Services, Inc.†	18,382
667	Tesoro Corp.	38,673
666	Tetra Technologies, Inc.†	16,091
860	Tidewater, Inc.(a)	38,003
200	Todco†(a)	6,920
901	Toreador Resources Corp.†(a)	16,596
965	Union Drilling, Inc.†	10,615
440	Universal Compression Holdings, Inc.†	23,518
500	USEC, Inc.	4,820
400	W-H Energy Services, Inc.†	16,588
700	World Fuel Services Corp.	28,315

		807,096

Financials — 8.2%
600	Advance America Cash Advance Centers, Inc.	8,652
905	Affiliated Managers Group, Inc.†(a)	90,599
1,850	Alexandria Real Estate Equities, Inc.	173,530
626	Anworth Mortgage Asset Corp.	5,227
200	Asta Funding, Inc.	7,498
850	Boston Private Financial Holdings, Inc.	23,698
1,700	Calamos Asset Management, Inc., Class A	49,844
937	Commercial Capital Bancorp, Inc.	14,936
300	CompuCredit Corp.†(a)	9,063
3,343	CVB Financial Corp.	49,376
150	Delphi Financial Group, Class A	5,982
400	Direct General Corp.	5,384
280	Dollar Financial Corp.†	6,110

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
461	FelCor Lodging Trust, Inc.(a)	$9,243
963	Glacier Bancorp, Inc.	32,906
1,000	Hancock Holding Co.	53,550
420	Harbor Florida Bancshares, Inc.	18,610
875	Hub International, Ltd.	25,305
566	Independent Bank Corp.	18,406
300	International Securities Exchange Holdings, Inc.	14,067
700	Investment Technology Group, Inc.†	31,325
1,964	Longview Fibre Co.	39,908
592	Luminent Mortgage Capital, Inc.	6,092
300	Maguire Properties, Inc.	12,222
300	Mid-State Bancshares	8,208
900	Nasdaq Stock Market, Inc. (The)†	27,216
700	NYSE Group, Inc.†(a)	52,325
500	Old Second Bancorp, Inc.	14,980
1,110	Portfolio Recovery Associates, Inc.†	48,696
1	Potlatch Corp.	37
726	PrivateBancorp, Inc.	33,193
2,617	Rewards Network, Inc.†	12,745
700	Senior Housing Properties Trust	14,938
200	Southside Bancshares, Inc.	5,338
1,335	Sterling Financial Corp.	43,294
400	Tejon Ranch Co.†	16,972
460	Texas Capital Bancshares, Inc.†	8,611
620	Tower Group, Inc.	20,677
1,125	United Community Banks, Inc.	33,806
1,470	United Fire & Casualty Co.	46,011
1,456	Wilshire Bancorp, Inc.	27,722
1,068	World Acceptance Corp.†	46,971
600	WSFS Financial Corp.	37,314

		1,210,587

Health Care — 14.4%
700	Abaxis, Inc.†	16,373
400	Adams Respiratory Therapeutics, Inc.†	14,636
600	Air Methods Corp.†	14,160
770	Albany Molecular Research, Inc.†	7,207
540	Align Technology, Inc.†(a)	6,145
500	Alpharma, Inc., Class A	11,695
1,600	American Medical Systems Holdings, Inc.†	29,488
860	AMERIGROUP Corp.†	25,413
950	Amsurg Corp.†	21,147
915	Analogic Corp.	46,958
600	Angiodynamics, Inc.†	12,426
1,060	Arrow International, Inc.	33,719
1,000	Arthrocare Corp.†	46,860
300	Aspect Medical Systems, Inc.†	5,121
800	Biosite, Inc.†	36,984
1,010	Cambrex Corp.	20,917
700	Centene Corp.†	11,508
700	Cepheid, Inc.†	5,054
1,600	Chemed Corp.	51,616
300	CNS, Inc.	8,469
810	Cooper Cos., Inc. (The)(a)	43,335
400	Corvel Corp.†	14,032
850	Covance, Inc.†	56,423
410	Digene Corp.†	17,692
500	Dionex Corp.†	25,470
1,200	DJO, Inc.†	49,836
300	Eclipsys Corp.†	5,373
2,135	Emageon, Inc.†	33,285
3,545	eResearch Technology, Inc.†	28,750

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Health Care (continued)
1,001	Five Star Quality Care, Inc.†	$10,771
600	Greatbatch, Inc.†	13,572
600	Haemonetics Corp.†	28,080
700	HealthExtras, Inc.†	19,817
660	Hologic, Inc.†	28,723
800	Illumina, Inc.†	26,432
750	Immucor, Inc.†	16,808
700	Integra LifeSciences Holdings Corp.†	26,236
1,100	Intermagnetics General Corp.†	29,755
710	Intuitive Surgical, Inc.†(a)	74,870
1,000	inVentiv Health, Inc.†	32,030
1,428	Inverness Medical Innovations, Inc.†	49,637
1,300	IRIS International, Inc.†	14,950
400	Kos Pharmaceuticals, Inc.†	19,768
200	Landauer, Inc.	10,150
500	LCA-Vision, Inc.	20,655
670	Martek Biosciences Corp.†	14,412
1,050	Matria Healthcare, Inc.†	29,180
100	Medcath Corp.†	3,009
340	Medicines Co.†	7,670
808	Mentor Corp.	40,715
340	Molina Healthcare, Inc.†	12,022
210	New River Pharmaceuticals, Inc.†(a)	5,403
900	Odyssey HealthCare, Inc.†	12,762
819	Omnicell, Inc.†	14,652
840	Palomar Medical Technologies, Inc.†	35,448
1,050	Par Pharmaceutical Cos., Inc.†	19,152
600	Penwest Pharmaceuticals Co.†	9,990
910	Per-Se Technologies, Inc.†(a)	20,730
400	PolyMedica Corp.	17,124
200	Progenics Pharmaceuticals, Inc.†	4,692
5,700	PSS World Medical, Inc.†	113,943
1,420	Resmed, Inc.†(a)	57,155
2,330	Respironics, Inc.†	89,961
429	Savient Pharmaceuticals, Inc.†	2,793
680	Sciele Pharma, Inc.†	12,811
300	Sierra Health Services, Inc.†	11,352
2,870	SonoSite, Inc.†	81,508
1,000	SurModics, Inc.†	35,120
368	Symbion, Inc.†	6,756
268	Techne Corp.†	13,630
670	Trizetto Group, Inc.†	10,144
3,952	United Surgical Partners International, Inc.†	98,128
400	United Therapeutics Corp.†	21,016
900	Valeant Pharmaceuticals International	17,802
1,000	Varian, Inc.†	45,870
1,200	Ventana Medical Systems, Inc.†	48,996
300	WellCare Health Plans, Inc.†	16,989
1,590	West Pharmaceutical Services, Inc.	62,439
500	Wright Medical Group, Inc.†	12,125

		2,127,845

Industrials — 20.9%
100	A.S.V., Inc.†(a)	1,491
680	AAR Corp.†	16,211
4,261	ABX Air, Inc.†	23,947
1,800	ACCO Brands Corp.†(a)	40,068
1,530	Actuant Corp., Class A	76,653
1,300	Administaff, Inc.	43,810
500	Advisory Board Co. (The)†	25,260
1,300	AGCO Corp.†(a)	32,955
3,027	Airtran Holdings, Inc.†	30,028

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
1,803	Alaska Air Group, Inc.†	$68,586
1,300	American Commercial Lines, Inc.†	77,285
800	American Ecology Corp.	15,792
1,827	Arkansas Best Corp.	78,616
500	Astec Industries, Inc.†	12,625
300	Badger Meter, Inc.	7,557
1,200	Brady Corp., Class A(a)	42,192
750	Bucyrus International, Inc., Class A	31,815
1,093	C&D Technologies, Inc.	7,760
400	Cascade Corp.	18,260
900	CDI Corp.	18,639
2,395	Cenveo, Inc.†	45,074
1,000	Ceradyne, Inc.†(a)	41,090
1,055	ChoicePoint, Inc.†	37,769
1,100	Clean Harbors, Inc.†	47,905
270	Coinstar, Inc.†	7,771
900	Comfort Systems USA, Inc.	10,314
2,270	Continental Airlines, Inc., Class B†	64,264
4,102	Corrections Corp. of America†	177,411
255	CoStar Group, Inc.†	10,537
964	Covanta Holding Corp.†	20,755
600	CRA International, Inc.†	28,596
21,719	DHB Industries, Inc.†	59,727
900	Diamond Management & Technology Consultants, Inc.†	10,026
1,685	EGL, Inc.†	61,401
300	EMCOR Group, Inc.†	16,452
300	Encore Wire Corp.†(a)	10,587
1,224	EnerSys†	19,633
2,008	ESCO Technologies, Inc.†	92,448
300	Forward Air Corp.	9,927
340	Franklin Electric Co., Inc.	18,068
1,600	Freightcar America, Inc.(a)	84,800
1,175	FTI Consulting, Inc.†	29,445
1,957	General Cable Corp.†	74,777
1,400	Genlyte Group, Inc.†	99,680
1,700	Greenbrier Cos., Inc.	49,317
600	Griffon Corp.†	14,322
2,542	HUB Group, Inc., Class A†	57,907
2,048	Hudson Highland Group, Inc.†	20,070
420	II-VI, Inc.†	10,466
400	Insteel Industries, Inc.	7,948
780	JLG Industries, Inc.	15,452
1,289	Kaman Corp.	23,215
600	Kforce, Inc.†	7,158
800	Knight Transportation, Inc.	13,560
2,130	Labor Ready, Inc.†	33,931
200	Lamson & Sessions Co. (The)†	4,764
200	Layne Christensen Co.†	5,714
900	Manitowoc Co., Inc. (The)	40,311
1,200	Middleby Corp.†	92,472
200	Mine Safety Appliances Co.	7,128
1,970	Mobile Mini, Inc.†	55,968
2,265	Navigant Consulting, Inc.†	45,436
1,530	NCI Building Systems, Inc.†	89,000
1,500	Pacer International, Inc.	41,640
1,700	Perini Corp.†	35,496
500	Resources Connection, Inc.†	13,395
1,688	Saia, Inc.†	55,029
200	Shaw Group, Inc. (The)†	4,728
500	Smith (A.O.) Corp.	19,715
620	Superior Essex, Inc.†	21,235
2,900	TeleTech Holdings, Inc.†	45,327
2,953	Tetra Tech, Inc.†	51,441
300	Titan International, Inc.(a)	5,424
500	Trex Co., Inc.†(a)	12,080
610	United Stationers, Inc.†	28,371
1,263	URS Corp.†	49,118
760	US Airways Group, Inc.†	33,691

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
1,173	USA Truck, Inc.†	$22,346
940	UTi Worldwide, Inc.	26,292
5,423	Wabtec Corp.	147,126
700	Washington Group International, Inc.	41,202
1,400	Watson Wyatt Worldwide, Inc., Class A	57,288
3,027	World Air Holdings, Inc.†	27,243

		3,080,333

Information Technology — 26.9%
1,700	Acxiom Corp.	41,922
400	Advanced Energy Industries, Inc.†	6,816
8,310	Aeroflex, Inc.†	85,427
1,327	Agilysys, Inc.	18,631
655	Alliance Data Systems Corp.†	36,149
500	Altiris, Inc.†	10,545
400	AMIS Holdings, Inc.†	3,796
3,380	Amkor Technology, Inc.†	17,441
1,000	Anixter International, Inc.	56,470
2,415	aQuantive, Inc.†(a)	57,042
400	Arris Group, Inc.†	4,584
2,093	Art Technology Group, Inc.†	5,358
3,484	Asyst Technologies, Inc.†	23,552
200	Atmel Corp.†	1,208
3,380	ATMI, Inc.†	98,257
3,205	Avocent Corp.†	96,535
900	Bankrate, Inc.†(a)	23,904
700	Bell Microproducts, Inc.†	3,633
4,050	Benchmark Electronics, Inc.†	108,864
1,450	Blue Coat Systems, Inc.†	26,114
890	Brooks Automation, Inc.†	11,614
520	Cabot Microelectronics Corp.†	14,986
1,100	CACI International, Inc., Class A†	60,511
2,330	Ceridian Corp.†	52,099
700	Checkpoint Systems, Inc.†	11,557
1,000	Cirrus Logic, Inc.†	7,290
900	Click Commerce, Inc.†	20,358
36,916	CMGI, Inc.†	39,131
280	Cogent, Inc.†	3,844
1,000	Commvault Systems, Inc.†(a)	18,000
600	Comtech Telecommunications Corp.†	20,088
1,530	Concur Technologies, Inc.†	22,261
2,400	Conexant Systems, Inc.†	4,800
683	Covansys Corp.†	11,707
1,681	CSG Systems International, Inc.†	44,429
1,050	Cymer, Inc.†(a)	46,105
900	Cypress Semiconductor Corp.†(a)	15,993
900	Digital Insight Corp.†	26,388
1,340	Digital River, Inc.†	68,501
510	Digitas, Inc.†	4,906
707	Diodes, Inc.†	30,521
600	DSP Group, Inc.†	13,710
1,100	Emcore Corp.†	6,512
1,400	Emulex Corp.†	25,438
300	eSpeed, Inc., Class A†	2,760
710	Factset Research Systems, Inc.	34,485
3,095	FEI Co.†	65,335
8,300	Gateway, Inc.†	15,687
200	Gevity HR, Inc.	4,556
1,600	Global Imaging Systems, Inc.†	35,312
2,400	Harmonic, Inc.†	17,640
1,900	Hyperion Solutions Corp.†	65,512
460	Infocrossing, Inc.†	6,169
400	Informatica Corp.†	5,436
6,140	Insight Enterprises, Inc.†	126,545

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
747	Interdigital Communications Corp.†	$25,473
3,990	Intermec, Inc.†	105,176
1,460	Internap Network Services Corp.†	22,221
1,235	International Rectifier Corp.†	43,027
900	InterVoice, Inc.†	5,706
1,300	Itron, Inc.†(a)	72,540
2,575	Ixia†	22,943
1,000	j2 Global Communications, Inc.†	27,170
100	JDA Software Group, Inc.†	1,542
300	Komag, Inc.†	9,588
750	Kronos, Inc.†	25,568
450	Littelfuse, Inc.†	15,615
800	Macrovision Corp.†	18,952
1,100	Manhattan Associates, Inc.†	26,554
2,560	Mantech International Corp., Class A†	84,506
800	Mattson Technology, Inc.†	6,640
600	MicroStrategy, Inc., Class A†(a)	61,098
3,858	Microtune, Inc.†	18,750
3,400	MIPS Technologies, Inc.†	22,950
3,340	MPS Group, Inc.†	50,467
1,313	Multi-Fineline Electronix, Inc.†(a)	33,311
1,455	NCI, Inc., Class A†	17,445
1,128	Netgear, Inc.†	23,226
400	Netlogic Microsystems, Inc.†(a)	10,148
800	Netscout Systems, Inc.†	5,192
1,790	NICE Systems, Ltd. ADR †	49,529
510	Nuance Communications, Inc.†	4,167
1,737	Omnivision Technologies, Inc.†(a)	24,787
2,927	ON Semiconductor Corp.†	17,211
1,455	Online Resources Corp.†	17,824
3,320	Opnet Technologies, Inc.†	43,525
847	OSI Systems, Inc.†	16,601
1,300	Paxar Corp.†	25,974
1,613	Perot Systems Corp., Class A†	22,243
2,000	Photon Dynamics, Inc.†	26,540
900	Plexus Corp.†	17,280
900	PLX Technology, Inc.†	9,333
870	PMC - Sierra, Inc.†(a)	5,168
3,230	Polycom, Inc.†	79,232
810	Power Integrations, Inc.†	15,876
1,761	Powerwave Technologies, Inc.†	13,384
2,900	Progress Software Corp.†	75,400
1,080	Quality Systems, Inc.	41,893
1,574	Redback Networks, Inc.†	21,847
2,085	RightNow Technologies, Inc.†	32,547
400	Rofin-Sinar Technologies, Inc.†	24,308
1,970	Rogers Corp.†	121,648
1,600	Rudolph Technologies, Inc.†	29,328
594	SafeNet, Inc.†	10,805
1,300	SI International, Inc.†	41,574
392	Silicon Image, Inc.†	4,986
1,500	Silicon Storage Technology, Inc.†	6,180
9,800	Skyworks Solutions, Inc.†	50,862
1,480	Sohu.com, Inc.†	32,590
2,076	Sonus Networks, Inc.†	10,920
2,000	SRA International, Inc., Class A†	60,120
400	Standard Microsystems Corp.†	11,368
3,315	Symmetricom, Inc.†	26,752
1,156	Synaptics, Inc.†	28,172
700	SYNNEX Corp.†	16,107
400	Syntel, Inc.	9,060
1,700	Talx Corp.	41,684

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
6,125	Tekelec†	$79,380
2,940	Tessera Technologies, Inc.†	102,253
600	TNS, Inc.†	9,036
200	Transaction Systems Architects, Inc.†	6,864
800	TTM Technologies, Inc.†	9,360
300	Ultratech, Inc.†	3,996
4,163	Valueclick, Inc.†	77,182
1,250	Varian Semiconductor Equipment Associates, Inc.†	45,875
1,310	Vasco Data Security International†	13,572
531	Verint Systems, Inc.†	15,957
400	Vignette Corp.†	5,416
556	Websense, Inc.†	12,015
3,621	Zoran Corp.†	58,226

		3,968,199

Materials — 4.5%
7,800	AK Steel Holding Corp.†	94,692
1,660	Albemarle Corp.	90,188
1,000	Aleris International, Inc.†	50,540
1,553	American Vanguard Corp.	21,742
4,512	Coeur d’Alene Mines Corp.†(a)	21,252
1,000	H.B. Fuller Co.	23,440
2,266	Hecla Mining Co.†	13,007
1,157	Metal Management, Inc.	32,211
700	Oregon Steel Mills, Inc.†	34,209
1,000	RTI International Metals, Inc.†	43,580
1,000	Schulman (A.), Inc.	23,510
800	Silgan Holdings, Inc.	30,048
2,000	Texas Industries, Inc.(a)	104,120
4,649	Wausau Paper Corp.	62,761
1,376	Wheeling-Pittsburgh Corp.†	23,543

		668,843

Telecommunication Services — 0.7%
530	Cbeyond, Inc.†	14,548
950	Centennial Communications Corp.	5,064
2,444	Cincinnati Bell, Inc.†	11,780
150	Golden Telecom, Inc.	4,538
490	NTELOS Holdings Corp.†	6,257
280	SBA Communications Corp., Class A†	6,812
1,460	Syniverse Holdings, Inc.†	21,900
2,390	Talk America Holdings, Inc.†(a)	22,705
400	USA Mobility, Inc.	9,136
1,700	Wireless Facilities, Inc.†	3,638

		106,378

Utilities — 2.1%
1,500	Allete, Inc.	65,175
2,100	Black Hills Corp.	70,581
1,232	Peoples Energy Corp.	50,081
2,168	PNM Resources, Inc.	59,771
500	South Jersey Industries, Inc.	14,955
1,540	Unisource Energy Corp.	51,328

		311,891

Total Common Stock (Cost $12,975,671)		14,538,880

COLLATERAL FOR SECURITIES LENDING — 11.7%
1,729,186	PNC Institutional Money Market Trust 5.31% (Cost $1,729,186)	1,729,186

Total Investments — 110.3% (Cost $14,704,857)		16,268,066
Other Assets & Liabilities, Net — (10.3)%		(1,519,935)

NET ASSETS — 100.0%		$14,748,131

ADR	- American Depository Receipt.

†	Non-income producing security.

(a)	All or a portion of this security is on loan.

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 98.5%
Consumer Discretionary — 8.4%
100	Alderwoods Group, Inc.†	$1,983
446	American Greetings Corp., Class A	10,312
400	Asbury Automotive Group, Inc.	8,240
200	Audiovox Corp., Class A†	2,784
3,500	Big Lots, Inc.†	69,335
1,400	Bluegreen Corp.†	16,058
1,742	Bon-Ton Stores, Inc. (The)(a)	51,807
1,400	Building Material Holding Corp.	36,428
200	California Coastal Communities, Inc.†	4,112
64	Charming Shoppes, Inc.†	914
537	Cost Plus, Inc.†(a)	6,428
2,300	Cox Radio, Inc., Class A†	35,305
4,147	CSK Auto Corp.†	58,473
1,122	Educate, Inc.†	8,965
11,550	Fossil, Inc.†	248,787
1,200	FTD Group, Inc.†	18,540
700	Furniture Brands International, Inc.(a)	13,328
700	Genesco, Inc.†	24,129
2,400	Group 1 Automotive, Inc.	119,760
8,100	Hooker Furniture Corp.	118,746
5,050	Hot Topic, Inc.†	56,257
600	Interactive Data Corp.†	11,970
800	Jo-Ann Stores, Inc.†	13,376
10	K2, Inc.†	117
800	Kimball International, Inc., Class B	15,440
1,400	Lifetime Brands, Inc.	25,928
76	Men’s Wearhouse, Inc. (The)	2,828
1,200	Modine Manufacturing Co.	29,196
2,600	New York & Co., Inc.†	34,008
5,241	Payless Shoesource, Inc.†	130,501
882	Perry Ellis International, Inc.†	27,236
170	Regis Corp.	6,094
10,350	Sauer-Danfoss, Inc.	248,193
830	Scholastic Corp.†	25,854
6,900	Source Interlink Cos., Inc.†	65,550
500	Spanish Broadcasting System, Class A†	2,185
1,250	Stage Stores, Inc.	36,675
300	Stein Mart, Inc.	4,563
1,944	Stewart Enterprises, Inc., Class A	11,392
500	Tenneco, Inc.†	11,695
2,100	United Auto Group, Inc.	49,140
1,000	Valuevision Media, Inc., Class A†	11,590
2,365	Warnaco Group, Inc. (The)†	45,739
300	West Marine, Inc.†	4,200
1,408	Zale Corp.†	39,058

		1,763,219

Consumer Staples — 5.7%
8,401	Alliance One International, Inc.†	34,444
11,000	Casey’s General Stores, Inc.	244,970
6,435	Chiquita Brands International, Inc.	86,100
4,698	Corn Products International, Inc.	152,873
18,150	Del Monte Foods Co.	189,668
2,000	Gold Kist, Inc.†	41,680
1,300	Nash Finch Co.	30,589
2,700	Playtex Products, Inc.†	36,180
9,400	Premium Standard Farms, Inc.	179,070
100	Smart & Final, Inc.†	1,707
1,000	Spartan Stores, Inc.	16,900
6,334	Spectrum Brands, Inc.†	53,459
1,172	Universal Corp.	42,813

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Staples (continued)
2,200	WD-40 Co.	$78,474

		1,188,927

Energy — 5.7%
10,900	Acergy SA ADR †	186,063
905	Bristow Group, Inc.†	31,132
3,950	Denbury Resources, Inc.†	114,155
3,127	Forest Oil Corp.†	98,782
1,335	Giant Industries, Inc.†	108,402
7,600	Quest Resource Corp.†	67,488
4,350	Range Resources Corp.	109,794
986	Tesoro Corp.	57,168
3,337	Universal Compression Holdings, Inc.†	178,363
3,440	USEC, Inc.	33,161
18,000	Warren Resources, Inc.†	219,240

		1,203,748

Financials — 27.9%
409	21st Century Insurance Group	6,115
1,650	Affiliated Managers Group, Inc.†(a)	165,182
4,550	Alesco Financial, Inc.	39,312
1,793	Alexandria Real Estate Equities, Inc.	168,183
100	Amcore Financial, Inc.	3,029
1,916	American Equity Investment Life Holding Co.(a)	23,509
8,530	American Home Mortgage Investment Corp.	297,441
9,200	Anthracite Capital, Inc.	118,312
9,531	Anworth Mortgage Asset Corp.	79,584
100	Ashford Hospitality Trust, Inc.	1,193
100	Asta Funding, Inc.	3,749
4,905	Bancorp, Inc. (The)†	125,028
4,900	BankAtlantic Bancorp, Inc., Class A	69,678
818	Brandywine Realty Trust	26,626
200	Calamos Asset Management, Inc., Class A	5,864
100	Chittenden Corp.	2,869
100	Citizens Banking Corp.(a)	2,626
23	Clifton Savings Bancorp, Inc.	258
475	Colonial Properties Trust	22,710
3,502	Commercial Capital Bancorp, Inc.	55,822
2,441	Community Bank System, Inc.	54,093
1,600	Corus Bankshares, Inc.(a)	35,776
12	CVB Financial Corp.	177
2,950	Delphi Financial Group, Class A	117,646
121	Donegal Group, Inc., Class A	2,447
100	EMC Insurance Group, Inc.	2,884
57	Equity One, Inc.	1,366
445	Financial Federal Corp.	11,926
1,320	First Cash Financial Services, Inc.†	27,179
1,100	First Citizens BancShares, Inc., Class A	210,210
1,060	First Community Bancshares, Inc.	35,372
737	First Financial Bankshares, Inc.	28,117
2,900	First Industrial Realty Trust, Inc.(a)	127,600
5,400	First Niagara Financial Group, Inc.	78,732
2,750	First Republic Bank	117,040
1,034	FirstFed Financial Corp.†(a)	58,648
6,450	Franklin Bank Corp.†	128,226
185	GAMCO Investors, Inc., Class A	7,041
901	Glacier Bancorp, Inc.	30,787
374	Harleysville Group, Inc.	13,086
28	Harleysville National Corp.	563

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
642	Heritage Property Investment Trust	$23,407
1,864	Highwoods Properties, Inc.	69,359
1,100	Home Properties, Inc.	62,876
9,700	HomeBanc Corp.	59,655
1,451	IBERIABANK Corp.	88,511
61	Independent Bank Corp.	1,984
2,350	IndyMac Bancorp, Inc.	96,726
328	Investors Real Estate Trust	3,201
4,989	Irwin Financial Corp.	97,585
510	ITLA Capital Corp.	27,418
2,766	Jones Lang LaSalle, Inc.	236,438
100	LaBranche & Co., Inc.†(a)	1,037
900	Lakeland Financial Corp.	21,159
853	LandAmerica Financial Group, Inc.(a)	56,119
1,690	Longview Fibre Co.	34,341
65	LTC Properties, Inc.	1,576
10,667	Luminent Mortgage Capital, Inc.	109,763
1,506	MAF Bancorp, Inc.	62,183
500	Midland Co. (The)	21,660
100	Mid-State Bancshares	2,736
101	Nasdaq Stock Market, Inc. (The)†	3,054
100	National Health Investors, Inc.	2,833
1,537	National Penn Bancshares, Inc.	30,151
190	Navigators Group, Inc.†	9,122
1,916	NBT Bancorp, Inc.	44,566
15,300	New York Mortgage Trust, Inc.	59,058
2,106	Newcastle Investment Corp.	57,725
900	Odyssey Re Holdings Corp.	30,402
4,800	Ohio Casualty Corp.	124,176
355	Old National Bancorp	6,780
217	Omega Healthcare Investors, Inc.	3,257
420	Pennsylvania Real Estate Investment Trust	17,879
2,221	PFF Bancorp, Inc.	82,266
2,000	Philadelphia Consolidated Holding Co.†	79,560
14,204	Phoenix Cos., Inc. (The)	198,856
1,100	Piper Jaffray Cos.†(a)	66,682
6,100	PMA Capital Corp., Class A†	53,802
821	Portfolio Recovery Associates, Inc.†	36,017
1,437	Potlatch Corp.	53,313
620	ProAssurance Corp.†	30,554
872	Prosperity Bancshares, Inc.	29,683
2,730	Provident Bankshares Corp.	101,146
18,750	Quanta Capital Holdings, Ltd.†	34,500
5,500	RAIT Investment Trust	158,675
700	Ramco-Gershenson Properties Trust	22,365
1,091	Republic Bancorp, Inc.	14,543
2,500	Rewards Network, Inc.†	12,175
700	RLI Corp.	35,553
1,003	Santander BanCorp	18,947
100	Security Bank Corp.	2,261
1,000	Selective Insurance Group	52,610
3,640	Senior Housing Properties Trust	77,678
1,415	Sterling Financial Corp.	45,888
944	Sun Bancorp, Inc.†	17,776
1,400	SVB Financial Group†	62,496
300	Texas Capital Bancshares, Inc.†	5,616
4,505	Trammell Crow Co.†	164,478
1,027	Umpqua Holdings Corp.	29,372
200	United Community Banks, Inc.	6,010
3,000	United Fire & Casualty Co.	93,900

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
32	Universal Health Realty Income Trust	$1,147
31	USB Holding Co., Inc.	684
30,600	W Holding Co., Inc.	180,846
2,768	World Acceptance Corp.†	121,737
1,700	WSFS Financial Corp.	105,723
1,900	Zenith National Insurance Corp.	75,791

		5,845,393

Health Care — 1.7%
1,456	Alpharma, Inc., Class A	34,056
1,200	Bio-Rad Laboratories, Inc., Class A†	84,876
2,107	Chemed Corp.	67,972
400	Conmed Corp.†	8,444
1,604	Gentiva Health Services, Inc.†	26,370
539	HealthTronics, Inc.†	3,326
300	Inverness Medical Innovations, Inc.†	10,428
1,300	Kindred Healthcare, Inc.†	38,649
100	Matria Healthcare, Inc.†	2,779
80	Medcath Corp.†	2,407
1,000	Pediatrix Medical Group, Inc.†	45,600
400	Res-Care, Inc.†	8,036
342	West Pharmaceutical Services, Inc.	13,430

		346,373

Industrials — 21.3%
355	ABM Industries, Inc.	6,660
6,575	ABX Air, Inc.†	36,952
7,000	ACCO Brands Corp.†	155,820
7,600	AGCO Corp.†(a)	192,660
2,600	Airtran Holdings, Inc.†	25,792
7,883	Alaska Air Group, Inc.†	299,869
3,400	Albany International Corp., Class A	108,188
4,219	Arkansas Best Corp.	181,544
310	Astec Industries, Inc.†	7,828
2,344	Blount International, Inc.†	23,487
1,644	Cascade Corp.	75,049
9,819	CBIZ, Inc.†	71,679
3,200	Commercial Vehicle Group, Inc.†	61,632
1,867	Continental Airlines, Inc., Class B†	52,855
3,949	Corrections Corp. of America†	170,794
1,600	Curtiss-Wright Corp.	48,560
12,025	DHB Industries, Inc.†	33,069
100	Diamond Management & Technology Consultants, Inc.†	1,116
1,400	Dollar Thrifty Automotive Group†	62,398
520	Dynamic Materials Corp.	16,858
844	EGL, Inc.†	30,755
1,300	EnPro Industries, Inc.†	39,078
100	Federal Signal Corp.	1,525
800	Freightcar America, Inc.	42,400
3,540	FTI Consulting, Inc.†	88,712
80	G&K Services, Inc., Class A	2,914
1,000	Gardner Denver, Inc.†	33,080
81	GATX Corp.	3,351
5,450	General Cable Corp.†	208,244
1,220	Genesee & Wyoming, Inc., Class A†	28,328
1,600	Genlyte Group, Inc.†	113,920
800	Greenbrier Cos., Inc.	23,208
11,700	Griffon Corp.†	279,279
6,400	Hudson Highland Group, Inc.†	62,720
1,020	IKON Office Solutions, Inc.	13,709
3,900	Kadant Inc†	95,784
4,478	Kaman Corp.	80,649
2,570	Kelly Services, Inc., Class A	70,444
4,600	Kennametal, Inc.	260,590

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
900	Kforce, Inc.†	$10,737
3,310	Laidlaw International, Inc.	90,462
3,900	Lincoln Electric Holdings, Inc.	212,355
11,150	Marten Transport, Ltd.†	190,553
19	Moog, Inc., Class A†	659
1,000	Mueller Industries, Inc.	35,170
1,049	NCO Group, Inc.†	27,505
88	Pacer International, Inc.	2,443
2,300	RBC Bearings, Inc.†	55,545
2,492	Saia, Inc.†	81,239
300	School Specialty, Inc.†	10,587
1,045	Shaw Group, Inc. (The)†	24,704
410	SIRVA, Inc.†	1,091
40	SkyWest, Inc.	981
2,615	Smith (A.O.) Corp.	103,109
700	Spherion Corp.†	5,005
1,600	Superior Essex, Inc.†	54,800
1,500	TeleTech Holdings, Inc.†	23,445
100	Titan International, Inc.(a)	1,808
854	Tredegar Corp.	14,296
390	Trex Co., Inc.†(a)	9,422
1,537	United Stationers, Inc.†	71,486
2,541	URS Corp.†	98,819
300	Viad Corp.	10,623
600	Volt Information Sciences, Inc.†(a)	21,330
500	Wabtec Corp.	13,565
1,820	Washington Group International, Inc.	107,125
400	Waste Connections, Inc.†	15,164
5,100	World Air Holdings, Inc.†	45,900

		4,451,428

Information Technology — 9.8%
2,170	Actel Corp.†	33,743
948	Adaptec, Inc.†	4,181
13,400	Aeroflex, Inc.†	137,752
5,638	Agilysys, Inc.	79,158
1,550	AMIS Holdings, Inc.†	14,710
200	Anaren, Inc.†	4,214
3,700	Anixter International, Inc.	208,939
7,807	Applied Micro Circuits Corp.†	22,562
1,600	Asyst Technologies, Inc.†	10,816
2,099	Axcelis Technologies, Inc.†	14,819
4,946	Bell Microproducts, Inc.†	25,670
1,025	Benchmark Electronics, Inc.†	27,552
84	BISYS Group, Inc. (The)†(a)	912
1,092	Checkpoint Systems, Inc.†	18,029
2,762	Ciber, Inc.†	18,312
56,383	CMGI, Inc.†	59,766
200	Coherent, Inc.†	6,932
2,900	CommScope, Inc.†(a)	95,294
900	Conexant Systems, Inc.†	1,800
3,630	CTS Corp.	50,021
2,500	Digital Insight Corp.†	73,300
100	Dycom Industries, Inc.†	2,150
1,100	Electronics for Imaging†(a)	25,168
2,466	Entegris, Inc.†	26,904
800	EPIQ Systems, Inc.†	11,768
22	eSpeed, Inc., Class A†	202
15,200	Gateway, Inc.†	28,728
210	Imation Corp.	8,432
200	Infospace, Inc.†	3,688
2,000	Insight Enterprises, Inc.†	41,220
300	Intergraph Corp.†	12,864
224	Interwoven, Inc.†(a)	2,471
1,000	Itron, Inc.†(a)	55,800
10,250	Keithley Instruments, Inc.	130,687
200	Komag, Inc.†	6,392
12,200	Mattson Technology, Inc.†	101,260
1,800	McData Corp., Class A†	9,054

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
2,700	Methode Electronics, Inc.	$25,677
300	Metrologic Instruments, Inc.†	5,448
500	MIPS Technologies, Inc.†	3,375
100	MPS Group, Inc.†	1,511
1,300	Palm, Inc.†	18,928
100	Paxar Corp.†	1,998
100	Perot Systems Corp., Class A†	1,379
200	Photon Dynamics, Inc.†	2,654
100	Photronics, Inc.†	1,413
2,700	Powerwave Technologies, Inc.†	20,520
36,900	Quantum Corp.†	80,442
500	Radisys Corp.†	10,625
1,531	Rofin-Sinar Technologies, Inc.†	93,039
7,000	Rudolph Technologies, Inc.†	128,310
1,000	SafeNet, Inc.†	18,190
5,423	Silicon Storage Technology, Inc.†	22,343
6,242	Skyworks Solutions, Inc.†	32,396
200	Standard Microsystems Corp.†	5,684
2,060	SYKES Enterprises, Inc.†	41,921
590	SYNNEX Corp.†	13,576
2,184	Talx Corp.	53,552
10	Tech Data Corp.†	365
300	Technitrol, Inc.	8,955
1,300	Ulticom, Inc.†	13,533
2,600	Vasco Data Security International†	26,936
1,093	Vignette Corp.†	14,799
2,900	Zoran Corp.†	46,632

		2,069,471

Materials — 12.3%
100	AK Steel Holding Corp.†	1,214
2,500	Aleris International, Inc.†	126,350
900	Aptargroup, Inc.	45,792
2,718	Arch Chemicals, Inc.	77,327
10,116	Bowater, Inc.(a)	208,086
14,908	Buckeye Technologies, Inc.†	126,718
2,200	Caraustar Industries, Inc.†	17,534
5,300	Century Aluminum Co.†	178,345
1,168	Chesapeake Corp.	16,714
1,240	Ferro Corp.	22,047
8,400	Gibraltar Industries, Inc.	186,312
7,000	Glatfelter	94,850
2,890	H.B. Fuller Co.	67,742
4,642	Metal Management, Inc.	129,233
2,030	OM Group, Inc.†	89,198
250	Pope & Talbot, Inc.†	1,438
700	Royal Gold, Inc.(a)	18,991
1,339	RTI International Metals, Inc.†	58,354
12,500	Sappi, Ltd. ADR	159,125
200	Schnitzer Steel Industries, Inc., Class A	6,308
6,600	Schulman (A.), Inc.	155,166
900	Silgan Holdings, Inc.	33,804
4,900	Smurfit-Stone Container Corp.†	54,880
5,370	Spartech Corp.	143,755
32	Terra Industries, Inc.†	247
2,283	Texas Industries, Inc.(a)	118,853
28,209	Wausau Paper Corp.	380,821
1,810	Wheeling-Pittsburgh Corp.†	30,969
1,300	Worthington Industries, Inc.	22,178

		2,572,351

Telecommunication Services — 1.0%
14,920	Cincinnati Bell, Inc.†	71,914
2,100	IDT Corp., Class B†	30,282
8,334	Talk America Holdings, Inc.†(a)	79,173

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Telecommunication Services (continued)
800	USA Mobility, Inc.	$18,272
166	Windstream Corp.	2,190

		201,831

Utilities — 4.7%
1,300	Allete, Inc.	56,485
6,356	Black Hills Corp.	213,625
2,024	Northwest Natural Gas Co.	79,503
3,921	Peoples Energy Corp.	159,388
8,170	PNM Resources, Inc.	225,247
8,271	Sierra Pacific Resources†	118,606
1,100	South Jersey Industries, Inc.	32,901
2,900	Unisource Energy Corp.	96,657

		982,412

Total Common Stock (Cost $ 17,915,778)		20,625,153

COLLATERAL FOR SECURITIES LENDING — 6.6%
1,381,627	PNC Institutional Money Market Trust 5.31% (Cost $1,381,627)	1,381,627

Total Investments — 105.1% (Cost $ 19,297,405)		22,006,780
Other Assets & Liabilities, Net — (5.1)%		(1,069,079)

NET ASSETS — 100.0%		$20,937,701

ADR - American Depository Receipt.

†	Non-income producing security.

(a)	All or a portion of this security is on loan.

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 99.9%
Consumer Discretionary — 11.2%
200	4Kids Entertainment, Inc.†	$3,300
700	99 Cents Only Stores†	8,281
450	Aaron Rents, Inc.	10,341
1,200	Abercrombie & Fitch Co., Class A	83,376
800	Acme United Corp.	11,800
1,150	Advance Auto Parts, Inc.	37,881
450	Aeropostale, Inc.†	13,154
200	AFC Enterprises†	2,888
100	Aftermarket Technology Corp.†	1,776
100	Alderwoods Group, Inc.†	1,983
3,200	Amazon.com, Inc.†(a)	102,784
400	Ambassadors Group, Inc.	11,312
1,000	American Axle & Manufacturing Holdings, Inc.	16,690
1,200	American Eagle Outfitters(a)	52,596
1,450	American Greetings Corp., Class A	33,524
100	America’s Car-Mart, Inc.†(a)	1,645
200	Ameristar Casinos, Inc.	4,342
750	AnnTaylor Stores Corp.†(a)	31,395
1,725	Apollo Group, Inc., Class A†(a)	84,939
1,750	Applebees International, Inc.	37,642
100	Applica, Inc.†	539
1,750	ArvinMeritor, Inc.(a)	24,920
200	Ashworth, Inc.†	1,370
1,100	Autonation, Inc.†	22,990
700	Autozone, Inc.†	72,310
200	Avatar Holdings, Inc.†(a)	11,812
250	Aztar Corp.†	13,252
1,000	Barnes & Noble, Inc.	37,940
250	Bebe Stores, Inc.	6,195
3,200	Bed Bath & Beyond, Inc.†	122,432
2,100	Belo Corp., Class A	33,201
4,400	Best Buy Co., Inc.(a)	235,664
200	Big 5 Sporting Goods Corp.	4,560
600	Big Dog Holdings, Inc.†	7,362
550	Big Lots, Inc.†	10,896
1,000	Black & Decker Corp.	79,350
550	Blyth, Inc.	13,382
400	Bon-Ton Stores, Inc. (The)(a)	11,896
700	Books-A-Million, Inc.	12,495
400	Borders Group, Inc.	8,160
440	BorgWarner, Inc.	25,155
300	Boyd Gaming Corp.	11,532
1,000	Brinker International, Inc.	40,090
1,000	Brunswick Corp.	31,190
1,000	Burger King Holdings, Inc.†	15,960
3,300	Cablevision Systems Corp., Class A	74,943
200	Cache, Inc.†	3,578
150	California Pizza Kitchen, Inc.†	4,489
500	Callaway Golf Co.	6,555
300	Career Education Corp.†(a)	6,750
1,300	Caribou Coffee Co., Inc.†(a)	10,179
990	Carmax, Inc.†	41,293
4,100	Carnival Corp.(a)	192,823
1,000	Carter’s, Inc.†(a)	26,390
1,496	Catalina Marketing Corp.	41,140
6,962	CBS Corp., Class B(a)	196,120
50	CEC Entertainment, Inc.†	1,575
1,300	Centex Corp.(a)	68,406
550	Champion Enterprises, Inc.†	3,795
862	Charles & Covard, Ltd.(a)	9,810
1,250	Charming Shoppes, Inc.†	17,850
750	Cheesecake Factory (The)†	20,392
2,000	Chico’s FAS, Inc.†(a)	43,060
1,000	Chipotle Mexican Grill, Inc., Class A†(a)	49,670
2,000	Circuit City Stores, Inc.(a)	50,220

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,250	Citadel Broadcasting Corp.	$11,750
400	CKE Restaurants, Inc.	6,688
800	CKX, Inc.†	9,960
700	Claire’s Stores, Inc.	20,412
5,087	Clear Channel Communications, Inc.	146,760
4,300	Coach, Inc.†	147,920
1,000	Coachmen Industries, Inc.	10,810
700	Cobra Electronics Corp.	5,950
1,000	Coldwater Creek, Inc.†	28,760
200	Collectors Universe	2,790
1,000	Columbia Sportswear Co.†	55,830
21,622	Comcast Corp., Class A†	796,771
900	Comstock Homebuilding Cos., Inc., Class A†	4,860
550	Corinthian Colleges, Inc.†(a)	5,945
700	Cox Radio, Inc., Class A†	10,745
300	Crown Media Holdings, Inc., Class A†	1,347
650	CSK Auto Corp.†	9,165
1,200	Cumulus Media, Inc., Class A†	11,472
350	Dana Corp.	364
900	Darden Restaurants, Inc.	38,223
200	Design Within Reach, Inc.†	1,216
250	DeVry, Inc.†	5,318
600	Dillard’s, Inc., Class A(a)	19,638
800	Directed Electronics, Inc.†	12,080
8,102	DIRECTV Group, Inc. (The)†(a)	159,447
2,800	Discovery Holding Co., Class A†	40,488
200	Dixie Group, Inc.†	2,984
3,131	Dollar General Corp.	42,676
1,050	Dollar Tree Stores, Inc.†	32,508
350	Domino’s Pizza, Inc.	8,978
1,050	Dover Downs Gaming & Entertainment, Inc.	12,758
300	Dow Jones & Co., Inc.(a)	10,062
2,423	DR Horton, Inc.	58,031
200	Dreamworks Animation SKG, Inc., Class A†	4,982
200	Dura Automotive Systems, Inc., Class A†	52
2,900	Eastman Kodak Co.	64,960
2,300	EchoStar Communications Corp., Class A†(a)	75,302
1,000	Educate, Inc.†	7,990
1,219	Emmis Communications Corp., Class A†	14,933
200	Empire Resorts, Inc.†	1,430
600	Entravision Communications Corp., Class A†	4,464
2,000	Escala Group, Inc.†(a)	10,880
700	Everlast Worldwide, Inc.†	10,535
1,050	EW Scripps Co., Class A	50,326
200	Exide Technologies†	746
2,390	Expedia, Inc.†	37,476
800	Family Dollar Stores, Inc.	23,392
200	Famous Dave’s Of America, Inc.†	3,040
5,998	Federated Department Stores, Inc.	259,174
700	Finish Line (The), Class A	8,834
700	Fleetwood Enterprises, Inc.†	4,711
1,600	Foot Locker, Inc.	40,400
19,185	Ford Motor Co.	155,207
1,600	Fortune Brands, Inc.(a)	120,176
400	Forward Industries, Inc.†	2,048
500	Fossil, Inc.†	10,770
800	Fred’s, Inc.	10,096
200	FTD Group, Inc.†	3,090
100	Furniture Brands International, Inc.(a)	1,904
700	Gaiam, Inc., Class A†	9,037
400	GameStop Corp., Class A†	18,512
1,000	Gaming Partners International Corp.	19,240

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
2,000	Gannett Co, Inc.(a)	$113,660
6,050	Gap, Inc. (The)	114,648
1,600	Garmin, Ltd.(a)	78,048
200	Gaylord Entertainment Co.†	8,770
100	Gemstar-TV Guide International, Inc.†	332
4,220	General Motors Corp.	140,357
3,060	Gentex Corp.	43,483
1,900	Genuine Parts Co.	81,947
800	Getty Images, Inc.†	39,744
1,000	Golf Galaxy, Inc.†	13,000
1,850	Goodyear Tire & Rubber Co. (The)†(a)	26,825
100	GSI Commerce, Inc.†	1,484
1,200	Guitar Center, Inc.†	53,616
2,760	H&R Block, Inc.(a)	60,002
100	Handleman Co.(a)	759
996	Hanesbrands, Inc.†	22,420
2,500	Harley-Davidson, Inc.	156,875
700	Harman International Industries, Inc.	58,408
1,908	Harrah’s Entertainment, Inc.	126,717
200	Harte-Hanks, Inc.	5,270
1,550	Hasbro, Inc.	35,262
200	Hibbett Sporting Goods, Inc.†	5,236
4,115	Hilton Hotels Corp.(a)	114,603
22,050	Home Depot, Inc.	799,753
700	Hooker Furniture Corp.	10,262
700	Hot Topic, Inc.†	7,798
400	Hovnanian Enterprises, Inc., Class A†(a)	11,736
2,590	IAC/InterActiveCorp.†	74,490
200	Infosonics Corp.†(a)	1,210
1,100	Interface, Inc., Class A†	14,168
3,500	International Game Technology	145,250
212	International Speedway Corp., Class A	10,566
4,142	Interpublic Group of Cos., Inc.†(a)	41,006
2,267	J.C. Penney Co., Inc.(a)	155,040
300	Jarden Corp.†(a)	9,891
2,100	Johnson Controls, Inc.	150,654
1,378	Jones Apparel Group, Inc.	44,702
1,000	Journal Communications, Inc., Class A	11,270
1,300	Journal Register Co.	7,371
717	K2, Inc.†	8,410
500	KB Home(a)	21,900
200	Kenneth Cole Productions, Inc., Class A	4,874
300	Keystone Automotive Industries, Inc.†	11,406
3,600	Kohl’s Corp.†(a)	233,712
100	Krispy Kreme Doughnuts, Inc.†(a)	810
200	K-Swiss, Inc., Class A	6,012
800	Lakes Entertainment, Inc.†	7,728
1,200	Lamar Advertising Co., Class A†	64,092
1,400	Las Vegas Sands Corp.†	95,690
800	Laureate Education, Inc.†(a)	38,288
1,100	La-Z-Boy, Inc.(a)	15,356
400	Leapfrog Enterprises, Inc.†	3,172
250	Lear Corp.	5,175
50	Lee Enterprises, Inc.	1,262
1,160	Leggett & Platt, Inc.	29,035
1,300	Lennar Corp., Class A	58,825
200	Lenox Group, Inc.†	1,210
4,501	Liberty Global, Inc., Class A†	115,856
1,210	Liberty Media Holding Corp. - Capital Series ‘A’†	101,120
7,550	Liberty Media Holding Corp. - Interactive ‘A’†	153,869
3,615	Limited Brands, Inc.	95,761
1,100	Lin TV Corp., Class A†	8,558

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
800	Lincoln Educational Services Corp.†	$13,088
398	Live Nation, Inc.†	8,127
1,200	Liz Claiborne, Inc.	47,412
500	LKQ Corp.†	10,985
16,206	Lowe’s Cos., Inc.	454,740
1,100	Marine Products Corp.	10,692
4,200	Marriott International, Inc., Class A(a)	162,288
1,000	Martha Stewart Living Omnimedia, Class A	17,760
400	Marvel Entertainment, Inc.†(a)	9,656
3,930	Mattel, Inc.	77,421
1,250	Matthews International Corp., Class A	46,012
1,546	McClatchy Co., Class A	65,226
13,150	McDonald’s Corp.	514,428
3,250	McGraw-Hill Cos., Inc. (The)	188,597
1,271	MDC Holdings, Inc.	59,038
767	Mediacom Communications Corp., Class A†	5,461
1,429	Men’s Wearhouse, Inc. (The)	53,173
1,400	MGM Mirage†	55,286
1,400	Michaels Stores, Inc.	60,956
1,000	Modine Manufacturing Co.	24,330
477	Mohawk Industries, Inc.†(a)	35,513
100	Monarch Casino & Resort, Inc.†	1,939
1,000	Morningstar, Inc.†	36,900
800	Morton’s Restaurant Group, Inc.†	12,328
200	Movado Group, Inc.	5,084
50	Nautilus, Inc.	687
100	Navarre Corp.†(a)	402
1,800	Netflix, Inc.†(a)	41,004
900	New York & Co., Inc.†	11,772
2,600	New York Times Co., Class A(a)	59,748
2,626	Newell Rubbermaid, Inc.	74,368
25,038	News Corp., Class A	491,997
1,900	Nike, Inc., Class B(a)	166,478
800	Nitches, Inc.†	3,856
100	Noble International, Ltd.	1,251
2,600	Nordstrom, Inc.	109,980
2,700	NTL, Inc.	68,661
200	NVR, Inc.†	107,000
700	Oakley, Inc.	11,935
3,400	Office Depot, Inc.†	134,980
400	OfficeMax, Inc.(a)	16,296
2,200	Omnicom Group, Inc.	205,920
1,400	O’Reilly Automotive, Inc.†	46,494
50	Orleans Homebuilders, Inc.	586
800	OSI Restaurant Partners, Inc.	25,368
1,000	Outdoor Channel Holdings, Inc.†	10,890
700	Pacific Sunwear of California, Inc.†	10,556
1,000	Palm Harbor Homes, Inc.†	14,960
1,550	Payless Shoesource, Inc.†	38,595
200	PC Mall, Inc.†	1,438
800	Penn National Gaming, Inc.†(a)	29,216
700	PEP Boys-Manny Moe & Jack	8,995
200	Perry Ellis International, Inc.†	6,176
1,000	PETCO Animal Supplies, Inc.†	28,640
1,500	PetSmart, Inc.	41,625
900	Phillips-Van Heusen	37,593
1,900	Pier 1 Imports, Inc.	14,098
1,500	Pinnacle Entertainment, Inc.†	42,180

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,000	Playboy Enterprises, Inc., Class B†	$9,410
800	Polaris Industries, Inc.	32,920
600	Polo Ralph Lauren Corp.	38,814
100	Princeton Review, Inc.†	518
94	Proliance International, Inc.†	430
2,400	Pulte Homes, Inc.	76,464
900	Quiksilver, Inc.†(a)	10,935
241	R.H. Donnelley Corp.(a)	12,749
1,050	Radio One, Inc., Class A†	6,552
1,650	RadioShack Corp.	31,845
100	Rare Hospitality International, Inc.†	3,056
1,000	RC2 Corp.†	33,530
1,500	Reader’s Digest Association, Inc. (The)	19,440
1,000	Red Robin Gourmet Burgers, Inc.†	46,110
500	Regal Entertainment Group, Class A(a)	9,910
200	Regis Corp.	7,170
450	Rent-A-Center, Inc.†	13,180
500	Riviera Holdings Corp.†	10,215
200	Rocky Brands, Inc.†	2,394
1,600	Ross Stores, Inc.	40,656
1,000	Royal Caribbean Cruises, Ltd.	38,810
650	Ruby Tuesday, Inc.	18,324
200	Russ Berrie & Co., Inc.†	3,048
200	Ryan’s Restaurant Group, Inc.†	3,174
2,100	Saks, Inc.(a)	36,288
600	Salem Communications Corp., Class A	6,786
200	Sands Regent†	2,940
500	Sauer-Danfoss, Inc.	11,990
600	Scientific Games Corp., Class A†	19,080
800	Sealy Corp.	10,448
1,100	Sears Holdings Corp.†(a)	173,899
1,488	Select Comfort Corp.†(a)	32,557
3,100	Service Corp. International	28,954
2,800	ServiceMaster Co. (The)	31,388
1,200	Sherwin-Williams Co. (The)	66,936
400	Shoe Carnival, Inc.†	10,088
1,000	Sinclair Broadcast Group, Inc., Class A	7,850
11,300	Sirius Satellite Radio, Inc.†(a)	44,183
700	Six Flags, Inc.†	3,661
200	Skechers U.S.A., Inc., Class A†	4,702
1,000	Snap-On, Inc.	44,550
800	Sonic Corp.†	18,088
153	Sotheby’s(a)	4,933
800	Source Interlink Cos., Inc.†(a)	7,600
600	Spanish Broadcasting System, Class A†	2,622
400	Speedway Motorsports, Inc.	14,564
1,950	Standard-Pacific Corp.	45,825
200	Stanley Furniture Co., Inc.	4,262
1,100	Stanley Works (The)	54,835
7,100	Staples, Inc.	172,743
8,250	Starbucks Corp.†	280,912
2,473	Starwood Hotels & Resorts Worldwide, Inc.	141,431
800	Station Casinos, Inc.	46,264
550	Steak N Shake Co. (The)†	9,289
100	Steinway Musical Instruments†	2,800
300	Steven Madden, Ltd.	11,772
200	Stewart Enterprises, Inc., Class A	1,172
200	Strayer Education, Inc.	21,642
200	Stride Rite Corp.	2,792
1,000	Sun-Times Media Group, Inc., Class A	6,580

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
100	Superior Industries International(a)	$1,679
8,650	Target Corp.(a)	477,912
1,129	Tarragon Corp.	11,753
1,037	Technical Olympic USA, Inc.	10,194
800	Tempur-Pedic International, Inc.†	13,736
1,700	Tenneco, Inc.†	39,763
800	Texas Roadhouse, Inc., Class A†	9,824
1,500	Tiffany & Co.	49,800
400	Timberland Co., Class A†	11,508
45,524	Time Warner, Inc.(a)	829,903
1,000	Tivo, Inc.†	7,590
4,900	TJX Cos., Inc.	137,347
900	Toll Brothers, Inc.†	25,272
300	Trans World Entertainment Corp.†	1,818
1,000	Triarc Cos., Inc., Class B	15,120
1,301	Tribune Co.(a)	42,569
50	Triple Crown Media, Inc.†	364
800	Tuesday Morning Corp.	11,104
100	Tupperware Brands Corp.	1,946
200	Universal Electronics, Inc.†	3,800
250	Universal Technical Institute, Inc.†	4,472
2,765	Univision Communications, Inc., Class A†	94,950
2,000	Urban Outfitters, Inc.†	35,380
200	Value Line, Inc.	9,322
600	Valuevision Media, Inc., Class A†	6,954
1,300	VF Corp.	94,835
7,112	Viacom, Inc., Class B†	264,424
1,650	Visteon Corp.†	13,448
50	Volcom, Inc.†	1,127
22,020	Walt Disney Co. (The)(a)	680,638
100	Warnaco Group, Inc. (The)†	1,934
400	Warner Music Group Corp.	10,380
1,000	WCI Communities, Inc.†(a)	17,440
446	Weight Watchers International, Inc.	19,776
1,400	Wendy’s International, Inc.	93,800
700	Westwood One, Inc.	4,956
847	Whirlpool Corp.	71,241
300	Wiley (John) & Sons, Inc., Class A	10,803
900	Williams-Sonoma, Inc.	29,151
400	Wolverine World Wide, Inc.	11,324
600	WorldSpace, Inc., Class A†(a)	2,058
1,100	WPT Enterprises, Inc.†(a)	4,136
1,985	Wyndham Worldwide Corp.†	55,520
1,100	Wynn Resorts, Ltd.†(a)	74,811
800	Xerium Technologies, Inc.	8,864
3,100	XM Satellite Radio Holdings, Inc., Class A†(a)	39,959
1,550	Yankee Candle Co., Inc.	45,368
200	Young Broadcasting, Inc., Class A†	460
2,400	Yum! Brands, Inc.(a)	124,920
1,400	Zale Corp.†	38,836

		18,131,061

Consumer Staples — 8.0%
850	Alberto-Culver Co.	43,002
200	Alico, Inc.	11,702
200	Alliance One International, Inc.†	820
21,700	Altria Group, Inc.	1,661,135
7,550	Anheuser-Busch Cos., Inc.	358,700
5,811	Archer-Daniels-Midland Co.	220,121
4,350	Avon Products, Inc.	133,371
1,600	BJ’s Wholesale Club, Inc.†	46,688
1,000	Boston Beer Co., Inc., Class A†	32,850

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Staples (continued)
600	Brown-Forman Corp., Class B	$45,990
1,200	Bunge, Ltd.	69,540
2,900	Campbell Soup Co.	105,850
200	Chiquita Brands International, Inc.	2,676
800	Church & Dwight Co, Inc.	31,288
1,400	Clorox Co.	88,200
22,570	Coca-Cola Co. (The)	1,008,428
2,520	Coca-Cola Enterprises, Inc.	52,492
5,630	Colgate-Palmolive Co.	349,623
5,773	ConAgra Foods, Inc.	141,323
1,650	Constellation Brands, Inc., Class A†(a)	47,487
600	Corn Products International, Inc.	19,524
4,450	Costco Wholesale Corp.(a)	221,076
8,130	CVS Corp.	261,136
1,484	Dean Foods Co.†	62,358
2,005	Del Monte Foods Co.	20,952
700	Elizabeth Arden, Inc.†	11,312
833	Energizer Holdings, Inc.†	59,968
1,400	Estee Lauder Cos., Inc., Class A (The)	56,462
1,000	Flowers Foods, Inc.	26,880
3,400	General Mills, Inc.	192,440
1,000	Gold Kist, Inc.†	20,840
300	Great Atlantic & Pacific Tea Co.(a)	7,224
1,900	Hershey Co. (The)	101,555
2,900	HJ Heinz Co.	121,597
900	Hormel Foods Corp.	32,382
700	Inter Parfums, Inc.	13,328
1,000	J.M. Smucker Co. (The)	47,950
2,600	Kellogg Co.(a)	128,752
5,024	Kimberly-Clark Corp.	328,369
2,800	Kraft Foods, Inc., Class A(a)	99,848
7,450	Kroger Co. (The)	172,393
1,050	Loews Corp. - Carolina Group	58,159
1,300	McCormick & Co., Inc.	49,374
900	Molson Coors Brewing Co., Class B	62,010
1,000	National Beverage Corp.(a)	11,910
200	Natural Health Trends Corp.†	520
200	Natures Sunshine Products, Inc.	2,090
600	NBTY, Inc.†	17,562
500	Nu Skin Enterprises, Inc., Class A	8,760
1,620	Pepsi Bottling Group, Inc.	57,510
600	PepsiAmericas, Inc.	12,804
17,490	PepsiCo, Inc.	1,141,397
200	Performance Food Group Co.†	5,618
350	Pilgrim’s Pride Corp.	9,572
700	Playtex Products, Inc.†	9,380
34,302	Procter & Gamble Co.	2,126,038
700	Reliv International, Inc.	6,300
1,264	Reynolds American, Inc.	78,330
67	Rocky Mountain Chocolate Factory, Inc.	905
4,450	Safeway, Inc.	135,058
7,970	Sara Lee Corp.	128,078
700	Smart & Final, Inc.†	11,949
800	Smithfield Foods, Inc.†	21,616
600	Spartan Stores, Inc.	10,140
800	Spectrum Brands, Inc.†	6,752
1,711	Supervalu, Inc.(a)	50,731
6,500	Sysco Corp.(a)	217,425
2,405	Tyson Foods, Inc., Class A	38,191
1,800	UST, Inc.(a)	98,694
1,050	Vector Group, Ltd.(a)	17,031
11,150	Walgreen Co.(a)	494,948
27,320	Wal-Mart Stores, Inc.(a)	1,347,422
100	Weis Markets, Inc.	3,980

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Consumer Staples (continued)
1,400	Whole Foods Market, Inc.(a)	$83,202
2,400	Wm. Wrigley Jr. Co.	110,544

		12,891,632

Energy — 9.3%
1,200	Able Energy†(a)	5,556
1,000	Alliance Holdings GP LP	19,310
1,100	Alon USA Energy, Inc.	32,439
1,800	Alpha Natural Resources, Inc.†	28,368
4,606	Anadarko Petroleum Corp.	201,881
3,806	Apache Corp.	240,539
1,600	Arch Coal, Inc.	46,256
1,000	Arlington Tankers, Ltd.	22,560
1,000	Aventine Renewable Energy Holdings, Inc.†(a)	21,390
3,950	Baker Hughes, Inc.	269,390
600	Barnwell Industries, Inc.	11,634
1,300	Berry Petroleum Co., Class A	36,608
3,472	BJ Services Co.(a)	104,611
1,700	Boardwalk Pipeline Partners LP	45,458
550	Bois’d Arc Energy, Inc.†	8,415
700	Bolt Technology Corp.†	9,373
400	BP Prudhoe Bay Royalty Trust	29,400
1,000	Brigham Exploration Co.†	6,770
250	Cabot Oil & Gas Corp.	11,983
1,000	Callon Petroleum Co.†	13,560
1,200	Cameron International Corp.†(a)	57,972
950	Cheniere Energy, Inc.†	28,224
3,850	Chesapeake Energy Corp.(a)	111,573
23,049	Chevron Corp.(a)	1,494,958
1,147	Cimarex Energy Co.	40,363
1,000	CNX Gas Corp.†	23,170
1,000	Complete Production Services, Inc.†	19,740
1,700	Comstock Resources, Inc.†	46,155
15,651	ConocoPhillips	931,704
2,000	CONSOL Energy, Inc.	63,460
200	Copano Energy LLC	10,758
200	Cross Timbers Royalty Trust	9,270
500	Delta Petroleum Corp.†(a)	11,260
2,200	Denbury Resources, Inc.†	63,580
4,786	Devon Energy Corp.	302,236
1,000	Diamond Offshore Drilling, Inc.	72,370
1,600	Double Hull Tankers, Inc.	22,000
1,700	Dresser-Rand Group, Inc.†(a)	34,680
7,614	El Paso Corp.	103,855
1	Enbridge Energy Management, LLC†	27
1,450	Encore Acquisition Co.†	35,293
1,600	ENSCO International, Inc.(a)	70,128
2,850	EOG Resources, Inc.	185,393
1,800	EXCO Resources, Inc.†	22,338
1,000	Exploration Co. of Delaware, Inc. (The)†	9,570
64,450	Exxon Mobil Corp.	4,324,595
1,039	FMC Technologies, Inc.†	55,794
1,000	Forest Oil Corp.†	31,590
750	Foundation Coal Holdings, Inc.	24,278
1,500	Frontier Oil Corp.	39,870
1,800	Georesources, Inc.†	10,134
1,750	Global Industries, Ltd.†	27,230
2,397	GlobalSantaFe Corp.	119,826
2,300	Grant Prideco, Inc.†	87,469
2,500	Grey Wolf, Inc.†	16,700
11,050	Halliburton Co.(a)	314,373
1,850	Hanover Compressor Co.†(a)	33,707
800	Harvest Natural Resources, Inc.†	8,280
1,900	Helix Energy Solutions Group, Inc.†(a)	63,460

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Energy (continued)
700	Helmerich & Payne, Inc.	$16,121
2,500	Hess Corp.(a)	103,550
400	Holly Corp.	17,332
170	Hugoton Royalty Trust	4,480
750	Inergy Holdings LP	25,800
900	Input/Output, Inc.†(a)	8,937
2,800	International Coal Group, Inc.†	11,816
1,300	KFX, Inc.†(a)	13,195
440	Kinder Morgan Management, LLC.†	18,572
1,100	Kinder Morgan, Inc.	115,335
100	Linn Energy LLC	2,271
1,250	Lone Star Technologies, Inc.†	60,475
1,100	Magellan Midstream Holdings LP.	24,750
3,586	Marathon Oil Corp.	275,763
363	Mariner Energy, Inc.†	6,668
200	Martin Midstream Partners, LP.	6,600
950	Massey Energy Co.(a)	19,893
1,000	Matrix Service Co.†	13,090
200	Maverick Tube Corp.†	12,966
600	McMoRan Exploration Co.†(a)	10,644
1,800	Murphy Oil Corp.(a)	85,590
3,400	Nabors Industries, Ltd.†(a)	101,150
1,719	National Oilwell Varco, Inc.†	100,647
1,400	Newfield Exploration Co.†	53,956
1,400	Newpark Resources†	7,462
1,460	Noble Corp.(a)	93,703
2,800	Noble Energy, Inc.	127,652
8,610	Occidental Petroleum Corp.	414,227
400	Oceaneering International, Inc.†	12,320
500	OMI Corp.	10,855
700	Omni Energy Services Corp.†	5,306
1,350	Parker Drilling Co.†	9,558
1,350	Patterson-UTI Energy, Inc.	32,076
3,200	Peabody Energy Corp.(a)	117,696
2,572	Petrohawk Energy Corp.†	26,697
600	Petroquest Energy, Inc.†	6,258
1,000	PHI, Inc.†	30,470
1,000	Pioneer Drilling Co.†	12,840
1,600	Pioneer Natural Resources Co.(a)	62,592
1,000	Plains Exploration & Production Co.†	42,910
1,000	Pogo Producing Co.	40,950
1,250	Pride International, Inc.†	34,275
1,000	Quicksilver Resources, Inc.†(a)	31,900
1,575	Range Resources Corp.	39,753
100	Rosetta Resources, Inc.†	1,717
1,200	Rowan Cos., Inc.	37,956
12,550	Schlumberger, Ltd.(a)	778,476
500	Ship Finance International, Ltd.	9,950
2,200	Smith International, Inc.	85,360
1,400	Southwestern Energy Co.†	41,818
250	St. Mary Land & Exploration Co.	9,178
1,000	Steiner Leisure, Ltd.†	42,050
1,900	SulphCo, Inc.†(a)	11,799
1,440	Sunoco, Inc.	89,554
1,850	Superior Energy Services, Inc.†	48,581
700	T-3 Energy Services, Inc.†	14,049
850	Tesoro Corp.	49,283
800	Tetra Technologies, Inc.†	19,328
1,000	TGC Industries, Inc.†	8,200
950	Tidewater, Inc.(a)	41,980
400	Todco†(a)	13,840
1,000	TransMontaigne Partners L.P	30,640
3,263	Transocean, Inc.†	238,949
100	Trico Marine Services, Inc.†	3,375

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Energy (continued)
1,940	Ultra Petroleum Corp.†	$93,333
800	Union Drilling, Inc.†	8,800
1,150	USEC, Inc.	11,086
1,000	Vaalco Energy, Inc.†	7,180
6,714	Valero Energy Corp.	345,570
700	Warren Resources, Inc.†	8,526
1,000	Warrior Energy Service Corp.†	25,750
4,000	Weatherford International, Ltd.†	166,880
1,000	Western Refining, Inc.	23,240
6,450	Williams Cos., Inc.	153,962
4,138	XTO Energy, Inc.	174,334

		14,956,729

Financials — 23.0%
700	21st Century Insurance Group	10,465
250	Acadia Realty Trust	6,375
3,300	ACE, Ltd.	180,609
1,400	Advance America Cash Advance Centers, Inc.	20,188
1,000	Advanta Corp., Class B	36,900
5,050	Aflac, Inc.	231,088
700	Alfa Corp.	12,089
200	Alleghany Corp.†	57,802
6,450	Allstate Corp. (The)	404,608
1,200	AMB Property Corp.	66,132
1,500	AMBAC Financial Group, Inc.	124,125
1,100	Amcore Financial, Inc.	33,319
700	American Equity Investment Life Holding Co.	8,589
11,800	American Express Co.(a)	661,744
200	American Financial Group, Inc.	9,386
2,250	American Financial Realty Trust	25,110
300	American Home Mortgage Investment Corp.	10,461
23,675	American International Group, Inc.	1,568,706
200	American Physicians Capital, Inc.†	9,676
50	AmericanWest Bancorp	1,062
600	AmeriCredit Corp.†	14,994
2,580	Ameriprise Financial, Inc.	121,002
3,533	AmSouth Bancorp	102,598
310	Anchor Bancorp Wisconsin, Inc.	8,854
2,950	Annaly Capital Management, Inc.	38,763
100	Anworth Mortgage Asset Corp.	835
3,350	AON Corp.	113,464
1,272	Apartment Investment & Management Co., Class A	69,210
200	Arbor Realty Trust, Inc.	5,112
200	Arch Capital Group, Ltd.†	12,698
2,292	Archstone-Smith Trust	124,776
1,900	Arthur J. Gallagher & Co.	50,673
700	Ashford Hospitality Trust, Inc.	8,351
400	Aspen Insurance Holdings, Ltd.	10,332
700	Asset Acceptance Capital Corp.†	11,375
2,304	Associated Banc-Corp.	74,880
200	Associated Estates Realty Corp.	3,094
1,200	Assurant, Inc.(a)	64,092
1,800	Assured Guaranty, Ltd.	46,674
1,900	Astoria Financial Corp.	58,558
900	AvalonBay Communities, Inc.	108,360
1,200	Axis Capital Holdings, Ltd.	41,628
550	BancorpSouth, Inc.	15,268
750	Bank Mutual Corp.	9,097
48,561	Bank of America Corp.	2,601,413

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
350	Bank of Hawaii Corp.	$16,856
8,400	Bank of New York Co., Inc. (The)	296,184
300	BankAtlantic Bancorp, Inc., Class A	4,266
300	Banner Corp.	12,312
1,605	Bear Stearns Cos., Inc. (The)(a)	224,860
308	Berkshire Hathaway, Inc., Class B†(a)	977,592
700	BioMed Realty Trust, Inc.	21,238
2,000	BKF Capital Group, Inc.(a)	7,800
1,400	Boston Properties, Inc.	144,676
688	Brandywine Realty Trust.	22,394
700	BRE Properties, Inc., Class A	41,811
800	Brookfield Properties Corp.	28,256
506	Brookline Bancorp, Inc.	6,958
1,200	Brown & Brown, Inc.	36,672
1,000	Calamos Asset Management, Inc., Class A	29,320
100	Camden National Corp.	4,020
700	Camden Property Trust.	53,207
350	Capital City Bank Group, Inc.	10,885
3,050	Capital One Financial Corp.	239,913
1,339	CapitalSource, Inc.	34,573
100	Capitol Bancorp, Ltd.	4,450
200	Capstead Mortgage Corp.	1,726
1,000	Cardinal Financial Corp.	10,960
288	Cathay General Bancorp.	10,397
2,300	CB Richard Ellis Group, Inc., Class A†(a)	56,580
700	CBL & Associates Properties, Inc.	29,337
200	CBOT Holdings, Inc., Class A†	24,158
800	Centennial Bank Holdings, Inc.†	7,744
10,764	Charles Schwab Corp. (The)	192,676
300	Charter Financial Corp.(a)	11,997
1,700	CharterMac	33,932
500	Chicago Mercantile Exchange Holdings, Inc.(a)	239,125
175	Chittenden Corp.	5,021
4,650	Chubb Corp.	241,614
1,894	Cincinnati Financial Corp.	91,026
2,446	CIT Group, Inc.	118,949
53,025	Citigroup, Inc.	2,633,752
1,600	Citizens Banking Corp.(a)	42,016
1,000	City Bank	47,030
150	City Holding Co.	5,980
814	City National Corp.	54,587
1,000	CNA Surety Corp.†	20,200
400	Cohen & Steers, Inc.	12,944
2,650	Colonial BancGroup, Inc. (The)(a)	64,925
329	Colonial Properties Trust	15,729
276	Columbia Banking System, Inc.	8,835
2,048	Comerica, Inc.	116,572
1,700	Commerce Bancorp, Inc.(a)	62,407
1,656	Commerce Bancshares, Inc.	83,744
1,000	Commerce Group, Inc.	30,050
390	Commercial Capital Bancorp, Inc.	6,217
1,150	Community Bank System, Inc.	25,484
2,400	Compass Bancshares, Inc.(a)	136,752
1,600	Conseco, Inc.†	33,584
250	Corporate Office Properties Trust	11,190
1,000	Corus Bankshares, Inc.(a)	22,360
6,748	Countrywide Financial Corp.(a)	236,450
1,500	Cousins Properties, Inc.	51,315
1,000	Credit Acceptance Corp.†	29,680
600	Crescent Real Estate Equities Co.	13,086

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
250	Cullen/Frost Bankers, Inc.	$14,455
550	CVB Financial Corp.	8,124
800	Deerfield Triarc Capital Corp.	10,488
322	Delphi Financial Group, Class A	12,841
1,326	Developers Diversified Realty Corp.	73,938
1,900	DiamondRock Hospitality Co.	31,559
100	Digital Reality Trust, Inc.	3,132
200	Dollar Financial Corp.†	4,364
1,550	Doral Financial Corp.	10,214
1,576	Duke Realty Corp.	58,864
4,037	E*Trade Financial Corp.†	96,565
1,650	East West Bancorp, Inc.	65,356
50	EastGroup Properties, Inc.	2,493
1,000	Eaton Vance Corp.	28,860
1,100	Edwards (A.G.), Inc.	58,608
1,000	Endurance Specialty Holdings, Ltd.	35,260
500	Equity Inns, Inc.	7,960
3,645	Equity Office Properties Trust(a)	144,925
3,254	Equity Residential	164,587
1,000	Erie Indemnity Co., Class A	52,370
800	Everest Re Group, Ltd.	78,024
500	Extra Space Storage, Inc.	8,655
10,050	Fannie Mae	561,896
300	FBL Financial Group, Inc., Class A	10,041
700	Federal Realty Investment Trust	52,010
700	Federated Investors, Inc., Class B	23,667
550	FelCor Lodging Trust, Inc.(a)	11,027
2,100	FFD Financial Corp.	33,285
300	Fidelity Bankshares, Inc.	11,703
1,686	Fidelity National Financial, Inc.	70,222
700	Fidelity National Title Group, Inc., Class A(a)	14,672
700	Fieldstone Investment Corp.	6,111
4,635	Fifth Third Bancorp	176,501
1,000	Financial Institutions, Inc.	23,360
700	First Acceptance Corp.†	8,043
967	First American Corp.	40,943
750	First BanCorp.	8,295
300	First Cash Financial Services, Inc.†	6,177
700	First Commonwealth Financial Corp.	9,121
1,250	First Financial Bancorp.	19,888
100	First Financial Corp.	3,191
1,100	First Horizon National Corp.	41,811
800	First Industrial Realty Trust, Inc.(a)	35,200
900	First Midwest Bancorp, Inc.	34,101
758	First Niagara Financial Group, Inc.	11,052
100	First Potomac Realty Trust	3,022
100	FirstBank NW Corp.	2,784
400	FirstMerit Corp.	9,268
1,000	Flag Financial Corp.	25,040
700	Flagstar Bancorp, Inc.	10,185
1,000	Forest City Enterprises, Class A	54,300
400	Franklin Bank Corp.†	7,952
1,700	Franklin Resources, Inc.	179,775
1,700	Franklin Street Properties Corp.	33,762
7,400	Freddie Mac	490,842
600	Fremont General Corp.	8,394
1,860	Friedman, Billings, Ramsey Group, Inc., Class A	14,936
1,359	Fulton Financial Corp.	22,002

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
2,400	General Growth Properties, Inc.	$114,360
4,400	Genworth Financial, Inc., Class A(a)	154,044
200	Getty Realty Corp.	5,856
1,000	GFI Group, Inc.†	55,290
100	Glenborough Realty Trust, Inc.	2,573
600	GMH Communities Trust	7,572
2,950	Golden West Financial Corp.	227,888
3,920	Goldman Sachs Group, Inc.(a)	663,146
200	Government Properties Trust, Inc.	1,804
1,100	Gramercy Capital Corp.	27,731
1,000	Great Southern Bancorp, Inc.	28,100
1,400	Greater Bay Bancorp	39,494
1,000	Greenhill & Co., Inc.(a)	67,020
1,229	Hancock Holding Co.	65,813
1,800	Hanmi Financial Corp.	35,280
1,000	Hanover Insurance Group, Inc. (The)	44,630
370	Harleysville National Corp.	7,437
2,650	Hartford Financial Services Group, Inc.	229,888
850	HCC Insurance Holdings, Inc.	27,948
1,400	Health Care Property Investors, Inc.	43,470
700	Health Care REIT, Inc.	28,007
900	Healthcare Realty Trust, Inc.	34,569
350	Highwoods Properties, Inc.	13,024
1,000	Home Bancshares, Inc.	22,080
800	Hospitality Properties Trust.	37,760
5,775	Host Hotels & Resorts, Inc.(a)	132,421
1,100	Housevalues, Inc.†	6,424
2,400	HRPT Properties Trust	28,680
5,826	Hudson City Bancorp, Inc.	77,194
3,413	Huntington Bancshares, Inc.	81,673
1,250	IMPAC Mortgage Holdings, Inc.	11,712
1,000	IndyMac Bancorp, Inc.	41,160
300	Inland Real Estate Corp.	5,256
1,100	Innkeepers USA Trust.	17,919
200	Integra Bank Corp.	5,056
1,750	International Bancshares Corp.	51,940
1,000	Intervest Bancshares Corp.†	43,560
300	Investment Technology Group, Inc.†	13,425
800	Investors Financial Services Corp.	34,464
1,100	IPC Holdings, Ltd.	33,462
700	Irwin Financial Corp.	13,692
2,164	iStar Financial, Inc.	90,239
1,850	Janus Capital Group, Inc.	36,482
800	Jefferies Group, Inc.	22,800
36,130	JPMorgan Chase & Co.(a)	1,696,665
1,000	Kearny Financial Corp.	15,180
4,100	KeyCorp	153,504
1,900	Kimco Realty Corp.	81,453
700	KKR Financial Corp.	17,178
1,050	Knight Capital Group, Inc., Class A†	19,110
1,100	LaBranche & Co., Inc.†	11,407
200	LandAmerica Financial Group, Inc.(a)	13,158
1,650	Legg Mason, Inc.(a)	166,419
5,618	Lehman Brothers Holdings, Inc.(a)	414,945
2,180	Leucadia National Corp.	57,051
1,450	Lexington Corporate Properties Trust(a)	30,711
1,250	Liberty Property Trust(a)	59,738
3,000	Lincoln National Corp.	186,240
4,800	Loews Corp.	181,920
1,693	Longview Fibre Co.	34,402

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
1,400	M&T Bank Corp.	$167,944
600	Macerich Co. (The)	45,816
700	Mack-Cali Realty Corp.	36,260
1,149	Main Street Trust, Inc.	39,583
5,470	Marsh & McLennan Cos., Inc.(a)	153,980
2,307	Marshall & Ilsley Corp.(a)	111,130
400	Max Re Capital, Ltd.	9,184
244	MB Financial, Inc.	8,996
1,700	MBIA, Inc.	104,448
4,150	Mellon Financial Corp.	162,265
1,200	Mercantile Bankshares Corp.	43,524
9,796	Merrill Lynch & Co., Inc.	766,243
4,696	Metlife, Inc.	266,169
200	MFA Mortgage Investments, Inc.	1,490
400	MGIC Investment Corp.	23,988
100	Mid-America Apartment Communities, Inc.	6,122
247	Midland Co. (The)	10,700
350	Mid-State Bancshares	9,576
200	Midwest Banc Holdings, Inc.	4,884
600	Mills Corp. (The)	10,026
700	Montpelier Re Holdings, Ltd.(a)	13,573
2,300	Moody’s Corp.(a)	150,374
9,850	Morgan Stanley	718,164
800	MortgageIT Holdings, Inc.	11,264
104	Move, Inc.†	511
600	Nara Bancorp, Inc.	10,974
1,100	Nasdaq Stock Market, Inc. (The)†	33,264
800	National Atlantic Holdings Corp., Class A†	9,160
5,663	National City Corp.	207,266
200	National Health Investors, Inc.	5,666
400	National Interstate Corp.	9,840
195	National Retail Properties, Inc.	4,212
620	Nationwide Financial Services, Class A	29,822
300	Nationwide Health Properties, Inc.	8,022
200	Navigators Group, Inc.†	9,602
200	NBT Bancorp, Inc.	4,652
950	New Century Financial Corp.(a)	37,344
2,000	New Plan Excel Realty Trust	54,100
3,037	New York Community Bancorp, Inc.(a)	49,746
800	NewAlliance Bancshares, Inc.	11,720
1,700	Newcastle Investment Corp.	46,597
5,636	North Fork Bancorp, Inc.	161,415
2,200	Northern Trust Corp.	128,546
500	Northwest Bancorp, Inc.	12,750
700	Nuveen Investments, Inc., Class A	35,861
1,000	NYSE Group, Inc.†(a)	74,750
700	Ocwen Financial Corp.†(a)	10,430
1,600	Ohio Casualty Corp.	41,392
1,994	Old National Bancorp	38,085
2,237	Old Republic International Corp.	49,550
400	Old Second Bancorp, Inc.	11,984
1,000	optionsXpress Holdings, Inc.	27,880
932	Oriental Financial Group	11,109
283	Pacific Capital Bancorp	7,633
800	PartnerRe, Ltd.	54,056
1,825	People’s Bank	72,288
300	Philadelphia Consolidated Holding Co.†	11,934
1,000	Phoenix Cos., Inc. (The)	14,000

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
1,000	Pinnacle Financial Partners, Inc.†	$35,800
1,000	Placer Sierra Bancshares	22,210
1,800	Platinum Underwriters Holdings, Ltd.	55,494
1,959	Plum Creek Timber Co., Inc.	66,684
1,100	PMI Group, Inc. (The)	48,191
2,100	Popular, Inc.	40,824
400	Presidential Life Corp.	8,948
700	Primus Guaranty, Ltd.†	8,477
2,600	Principal Financial Group, Inc.	141,128
250	PrivateBancorp, Inc.	11,430
165	ProAssurance Corp.†	8,131
7,600	Progressive Corp. (The)	186,504
2,894	Prologis	165,132
1,471	Prosperity Bancshares, Inc.	50,073
800	Protective Life Corp.	36,600
289	Provident Bankshares Corp.	10,707
1,700	Provident Financial Services, Inc.	31,467
300	Provident New York Bancorp	4,104
5,450	Prudential Financial, Inc.	415,562
1,514	Public Storage, Inc.	130,189
370	Radian Group, Inc.(a)	22,200
1,300	Raymond James Financial, Inc.	38,012
601	Rayonier, Inc.	22,718
5,481	Realogy Corp.†	124,309
1,800	Realty Income Corp.	44,478
1,000	Reckson Associates Realty Corp.	42,800
1,700	Regency Centers Corp.	116,892
4,492	Regions Financial Corp.(a)	165,261
800	RenaissanceRe Holdings, Ltd.	44,480
2,170	Republic Bancorp, Inc.	28,926
800	Resource Capital Corp.	12,360
1,000	Roma Financial Corp.†	15,220
1,000	S.Y. Bancorp, Inc.	29,670
1,400	Safeco Corp.	82,502
1,000	Safety Insurance Group, Inc.	48,660
1,000	Sandy Spring Bancorp, Inc.	35,360
1,000	Santander BanCorp	18,890
1,000	Saul Centers, Inc.	45,000
700	Saxon Capital, Inc.	9,828
800	Scottish Re Group, Ltd.	8,696
700	SeaBright Insurance Holdings, Inc.†	9,779
1,100	SEI Investments Co.	61,809
200	Selective Insurance Group	10,522
550	Senior Housing Properties Trust	11,737
2,641	Simon Property Group, Inc.(a)	239,327
200	Sizeler Property Investors, Inc.	3,006
1,620	Sky Financial Group, Inc.	40,338
900	SL Green Realty Corp.(a)	100,530
3,900	SLM Corp.	202,722
1,650	South Financial Group, Inc. (The)(a)	42,950
1,000	Southern Missouri Bancorp, Inc.	15,010
4,402	Sovereign Bancorp, Inc.	94,687
1,200	Spirit Finance Corp.	13,932
1,100	St Joe Co. (The)(a)	60,357
7,734	St. Paul Travelers Cos., Inc. (The)	362,647
540	Stancorp Financial Group, Inc.	24,100
1,000	State National Bancshares, Inc.	37,990
3,250	State Street Corp.	202,800
500	Sterling Bancshares, Inc.	10,125
1,000	Sterling Financial Corp.	21,990

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
1,100	Stewart Information Services Corp.	$38,247
300	Stifel Financial Corp.†	9,522
1,600	Strategic Hotels & Resorts, Inc.	31,808
711	Sun Bancorp, Inc.†	13,388
1,700	Sunstone Hotel Investors, Inc.	50,524
3,630	SunTrust Banks, Inc.	280,526
1,700	Susquehanna Bancshares, Inc.	41,548
250	SVB Financial Group†	11,160
2,406	Synovus Financial Corp.	70,664
2,800	T. Rowe Price Group, Inc.	133,980
550	Taubman Centers, Inc.	24,431
1,000	TCF Financial Corp.	26,290
3,200	TD Ameritrade Holding Corp.	60,320
2,405	TD Banknorth, Inc.	69,456
400	Texas Capital Bancshares, Inc.†	7,488
763	Texas Regional Bancshares, Inc., Class A	29,337
600	Thomas Weisel Partners Group, Inc.†	9,630
946	Thornburg Mortgage, Inc.	24,095
1,300	Torchmark Corp.	82,043
700	TradeStation Group, Inc.†	10,549
250	Trammell Crow Co.†	9,128
1,000	Triad Guaranty, Inc.†	51,170
1,000	Trico Bancshares	24,750
650	Trizec Properties, Inc.	18,792
508	Trustco Bank Corp.	5,507
1,650	Trustmark Corp.	51,860
350	Trustreet Properties, Inc.	4,378
18,159	U.S. Bancorp	603,242
600	UCBH Holdings, Inc.(a)	10,476
310	UMB Financial Corp.	11,337
1,700	Umpqua Holdings Corp.	48,620
400	UnionBanCal Corp.	24,360
1,650	United Community Banks, Inc.	49,582
1,000	United Community Financial Corp.	12,320
1,400	United Dominion Realty Trust, Inc.	42,280
500	United PanAm Financial Corp.†	7,740
1,400	Unitrin, Inc.	61,838
900	Universal American Financial Corp.†	14,463
3,357	UnumProvident Corp.	65,092
600	USB Holding Co., Inc.	13,236
700	USI Holdings Corp.†	9,485
450	U-Store-It Trust	9,657
806	Valley National Bancorp	20,609
900	Ventas, Inc.	34,686
500	Vineyard National Bancorp	12,980
468	Virginia Commerce Bancorp, Inc.†	10,390
1,500	Vornado Realty Trust	163,500
1,981	W Holding Co., Inc.	11,708
500	W.P. Carey & Co. LLC.	13,755
700	W.P. Stewart & Co., Ltd.	8,722
1,487	W.R. Berkley Corp.(a)	52,625
16,434	Wachovia Corp.(a)	917,017
500	Waddell & Reed Financial, Inc., Class A	12,375
833	Washington Federal, Inc.(a)	18,693
10,281	Washington Mutual, Inc.(a)	446,915
250	Washington Real Estate Investment Trust	9,950
400	Washington Trust Bancorp, Inc.	10,604
550	Wauwatosa Holdings, Inc.†	9,708
904	Webster Financial Corp.	42,587
975	Weingarten Realty Investors	41,944
35,290	Wells Fargo & Co.(a)	1,276,792
300	WesBanco, Inc.	8,766

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Financials (continued)
200	Wesco Financial Corp.	$87,400
350	Western Alliance Bancorp†(a)	11,515
375	Whitney Holding Corp.	13,414
1,850	Wilmington Trust Corp.	82,418
550	Wilshire Bancorp, Inc.	10,472
100	World Acceptance Corp.†	4,398
1,400	XL Capital, Ltd., Class A	96,180
1,000	Yardville National Bancorp	35,660
1,005	Zions Bancorp	80,209
900	ZipRealty, Inc.†	6,624

		37,069,628

Health Care — 12.5%
700	A.D.A.M., Inc.†	4,893
16,150	Abbott Laboratories	784,244
1,100	Abraxis BioScience, Inc.†(a)	30,558
800	Adeza Biomedical Corp.†	13,128
700	Adolor Corp.†	9,709
731	Advanced Medical Optics, Inc.†	28,911
6,250	Aetna, Inc.	247,188
1,600	Affymetrix, Inc.†	34,496
1,750	Alkermes, Inc.†	27,738
1,590	Allergan, Inc.	179,050
400	Allscripts Healthcare Solutions, Inc.†	8,980
800	Alnylam Pharmaceuticals, Inc.†(a)	11,528
700	Altus Pharmaceuticals, Inc.†	11,179
1,150	American Medical Systems Holdings, Inc.†	21,194
1,650	AMERIGROUP Corp.†	48,758
2,540	AmerisourceBergen Corp.	114,808
12,852	Amgen, Inc.†	919,304
50	AMN Healthcare Services, Inc.†	1,188
1,200	Amylin Pharmaceuticals, Inc.†	52,884
1,800	Andrx Corp.†	43,974
900	Anika Therapeutics, Inc.†	11,997
2,200	Applera Corp. - Applied Biosystems Group	72,842
1,600	Applera Corp. - Celera Genomics Group†	22,272
700	Arena Pharmaceuticals, Inc.†	8,386
1,000	Arrow International, Inc.	31,810
800	Atherogenics, Inc.†(a)	10,536
1,300	Bard (C.R.), Inc.(a)	97,500
1,375	Barr Pharmaceuticals, Inc.†	71,418
500	Bausch & Lomb, Inc.	25,065
6,463	Baxter International, Inc.	293,808
900	Beckman Coulter, Inc.	51,804
2,050	Becton Dickinson & Co.	144,874
3,755	Biogen Idec, Inc.†	167,773
600	BioMarin Pharmaceuticals, Inc.†(a)	8,538
1,950	Biomet, Inc.	62,770
13,789	Boston Scientific Corp.†	203,939
20,350	Bristol-Myers Squibb Co.	507,122
200	Candela Corp.†	2,182
1,000	Capital Senior Living Corp†	9,250
4,486	Cardinal Health, Inc.	294,910
4,478	Caremark Rx, Inc.(a)	253,768
3,600	Celgene Corp.†(a)	155,880
700	Centene Corp.†	11,508
700	Cephalon, Inc.†(a)	43,225
1,000	Cepheid, Inc.†	7,220
1,000	Cerner Corp.†(a)	45,400
644	Charles River Laboratories International, Inc.†	27,956
1,800	Cigna Corp.	209,376
700	Coley Pharmaceutical Group, Inc.†	7,994
1,000	Community Health Systems, Inc.†	37,350
700	Conmed Corp.†	14,777

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Health Care (continued)
100	Connetics Corp.†	$1,090
755	Cooper Cos., Inc. (The)(a)	40,392
1,050	Covance, Inc.†	69,699
1,691	Coventry Health Care, Inc.†	87,120
100	Cross Country Healthcare, Inc.†	1,700
1,500	Cubist Pharmaceuticals, Inc.†(a)	32,610
100	CuraGen Corp.†	344
200	Curative Health Services, Inc.†	1
700	CV Therapeutics, Inc.†	7,798
700	Cyberonics, Inc.†	12,271
700	Cynosure, Inc., Class A†	10,150
1,100	Cytyc Corp.†	26,928
1,000	Dade Behring Holdings, Inc.	40,160
1,250	DaVita, Inc.†	72,337
200	Dendrite International, Inc.†	1,956
1,700	Dentsply International, Inc.	51,187
700	Dialysis Corp. of America†	9,345
100	Diversa Corp.†	802
100	Dyax Corp.†	333
700	Edwards Lifesciences Corp.†	32,613
10,220	Eli Lilly & Co.(a)	582,540
2,845	Emdeon Corp.†	33,315
600	Encysive Pharmaceuticals, Inc.†(a)	2,580
1,700	Endo Pharmaceuticals Holdings, Inc.†	55,335
300	eResearch Technology, Inc.†	2,433
700	ev3, Inc.†	11,907
400	Exelixis, Inc.†	3,484
1,400	Express Scripts, Inc.†	105,686
1,372	Fisher Scientific International, Inc.†	107,345
200	Five Star Quality Care, Inc.†	2,152
3,000	Forest Laboratories, Inc.†	151,830
5,050	Genentech, Inc.†	417,635
800	Genomic Health, Inc.†	11,568
950	Gen-Probe, Inc.†	44,546
3,005	Genzyme Corp.†	202,747
4,500	Gilead Sciences, Inc.†	309,150
1,000	GTx, Inc.†	9,240
1,800	Hanger Orthopedic Group, Inc.†	11,844
4,450	HCA, Inc.	222,010
2,400	Health Management Associates, Inc., Class A	50,160
1,200	Health Net, Inc.†	52,224
700	Healthspring, Inc.†	13,475
1,200	Henry Schein, Inc.†	60,168
700	Hillenbrand Industries, Inc.	39,886
800	Hologic, Inc.†	34,816
1,540	Hospira, Inc.†	58,936
3,000	Human Genome Sciences, Inc.†(a)	34,620
1,800	Humana, Inc.†	118,962
300	Hythiam, Inc.†(a)	2,166
1,650	ICOS Corp.†(a)	41,349
1,100	Idenix Pharmaceuticals, Inc.†	10,670
200	Immtech Pharmaceuticals, Inc.†	960
380	Immucor, Inc.†	8,516
1,600	IMS Health, Inc.	42,624
800	Invitrogen Corp.†	50,728
200	IRIS International, Inc.†	2,300
31,260	Johnson & Johnson	2,030,024
600	Keryx Biopharmaceuticals, Inc.†	7,098
1,500	Kinetic Concepts, Inc.†	47,190
2,574	King Pharmaceuticals, Inc.†(a)	43,835
250	KV Pharmaceutical Co., Class A†	5,925
1,400	Laboratory Corp. of America Holdings†	91,798

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Health Care (continued)
600	LHC Group, Inc.†	$13,392
565	LifePoint Hospitals, Inc.†	19,956
1,000	Ligand Pharmaceuticals, Inc., Class B†(a)	10,040
1,100	Lincare Holdings, Inc.†	38,104
1,200	Luminex Corp.†	21,876
700	MannKind Corp.†(a)	13,300
1,200	Manor Care, Inc.(a)	62,736
100	Matria Healthcare, Inc.†	2,779
300	Maxygen, Inc.†	2,493
3,300	McKesson Corp.	173,976
2,200	Medarex, Inc.†	23,628
3,349	Medco Health Solutions, Inc.†	201,308
1,000	Medicines Co.†	22,560
300	Medicis Pharmaceutical Corp., Class A	9,705
2,655	MedImmune, Inc.†(a)	77,553
13,168	Medtronic, Inc.	611,522
700	Mentor Corp.	35,273
23,133	Merck & Co., Inc.(a)	969,273
200	Merge Technologies, Inc.†	1,376
1,300	MGI Pharma, Inc.†	22,373
800	Micrus Endovascular Corp.†	10,376
3,500	Millennium Pharmaceuticals, Inc.†	34,825
150	Millipore Corp.†(a)	9,195
800	Momenta Pharmaceuticals, Inc.†(a)	10,816
2,100	Mylan Laboratories, Inc.	42,273
300	Myogen, Inc.†	10,524
700	Nastech Pharmaceutical Co., Inc.†(a)	10,682
1,950	Nektar Therapeutics†(a)	28,100
700	Nighthawk Radiology Holdings, Inc.†	13,391
1,000	Northstar Neuroscience, Inc.†	13,200
1,000	Nuvelo, Inc.†	18,240
600	NxStage Medical, Inc.†	5,262
800	Odyssey HealthCare, Inc.†	11,344
1,200	Omnicare, Inc.(a)	51,708
1,000	OSI Pharmaceuticals, Inc.†(a)	37,530
1,400	Patterson Cos., Inc.†	47,054
200	PDI, Inc.†	2,324
1,100	PDL BioPharma, Inc.†	21,120
300	Pediatrix Medical Group, Inc.†	13,680
1,217	PerkinElmer, Inc.	23,038
1,900	Perrigo Co.	32,243
77,761	Pfizer, Inc.(a)	2,205,302
1,000	Pharmaceutical Product Development, Inc.	35,690
700	Phase Forward, Inc.†	8,358
200	PRA International†	5,338
200	Providence Service Corp. (The)†	5,518
1,500	PSS World Medical, Inc.†	29,985
1,700	Psychiatric Solutions, Inc.†	57,953
1,800	Quest Diagnostics, Inc.(a)	110,088
700	Repros Therapeutics, Inc.†	5,425
600	Resmed, Inc.†(a)	24,150
800	Respironics, Inc.†	30,888
200	Rigel Pharmaceuticals, Inc.†	2,054
800	Salix Pharmaceuticals, Ltd.†	10,848
14,950	Schering-Plough Corp.	330,246
600	Sciele Pharma, Inc.†	11,304
200	Senomyx, Inc.†	3,074
1,300	Sepracor, Inc.†(a)	62,972
400	Sierra Health Services, Inc.†	15,136
1,000	Sirona Dental Systems, Inc.	32,930
800	Solexa, Inc.†(a)	7,056
1,000	Somaxon Pharmaceuticals, Inc.†	12,310
4,100	St. Jude Medical, Inc.†	144,689
1,650	STERIS Corp.	39,699
3,120	Stryker Corp.	154,721
1,000	Tanox, Inc.†	11,820

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Health Care (continued)
700	Techne Corp.†	$35,602
500	Telik, Inc.†(a)	8,895
5,126	Tenet Healthcare Corp.†	41,726
1,700	Theravance, Inc.†	45,968
1,265	Thermo Electron Corp.†(a)	49,752
805	Triad Hospitals, Inc.†	35,444
600	Trizetto Group, Inc.†	9,084
1,200	United Therapeutics Corp.†	63,048
14,812	UnitedHealth Group, Inc.	728,750
900	Universal Health Services, Inc., Class B(a)	53,937
800	Valeant Pharmaceuticals International	15,824
1,500	Varian Medical Systems, Inc.†	80,085
800	VCA Antech, Inc.†	28,848
1,250	Vertex Pharmaceuticals, Inc.†	42,062
700	Viropharma, Inc.†	8,519
1,000	Visicu, Inc.†	8,970
200	Vital Signs, Inc.	11,322
1,450	Waters Corp.†	65,656
1,250	Watson Pharmaceuticals, Inc.†	32,712
1,000	WebMD Health Corp., Class A†	34,340
7,241	WellPoint, Inc.†	557,919
14,300	Wyeth(a)	727,012
2,700	Zimmer Holdings, Inc.†(a)	182,250
700	Zymogenetics, Inc.†	11,809

		20,158,811

Industrials — 10.9%
7,550	3M Co.	561,871
273	ACCO Brands Corp.†(a)	6,077
800	Accuride Corp.†	8,808
270	Actuant Corp., Class A	13,527
100	Acuity Brands, Inc.	4,540
900	Adesa, Inc.	20,799
750	AGCO Corp.†(a)	19,012
1,000	Aircastle, Ltd.	29,060
1,700	Airtran Holdings, Inc.†	16,864
350	Alexander & Baldwin, Inc.	15,530
50	Alliant Techsystems, Inc.†	4,053
2,200	Allied Waste Industries, Inc.†	24,794
1,000	Amerco, Inc.†	74,150
3,000	American Power Conversion Corp.(a)	65,880
200	American Science & Engineering, Inc.†(a)	9,704
1,300	American Standard Cos., Inc.(a)	54,561
1,000	Ameron International Corp.	66,440
900	Ametek, Inc.	39,195
2,450	AMR Corp.†	56,693
200	Angelica Corp.	3,402
200	Applied Signal Technology, Inc.	2,968
1,000	Aramark Corp., Class B	32,860
600	Armor Holdings, Inc.†	34,398
400	Astec Industries, Inc.†	10,100
1,000	Atlas Air Worldwide Holdings, Inc.†	43,520
1,400	Avery Dennison Corp.	84,238
992	Avis Budget Group, Inc.	18,144
200	Axsys Technologies, Inc.†	3,400
200	Baker (Michael) Corp.†	4,072
1,700	Basin Water, Inc.†	13,923
1,200	BE Aerospace, Inc.†	25,308
1,650	Belden CDT, Inc.	63,080
900	BlueLinx Holdings, Inc.	8,568
7,850	Boeing Co.	618,972
100	Bowne & Co., Inc.	1,428
1,600	Briggs & Stratton Corp.	44,080
250	Brink’s Co. (The)	13,265

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
600	BTU International, Inc.†	$7,218
750	Builders FirstSource, Inc.†	11,422
3,540	Burlington Northern Santa Fe Corp.	259,978
200	C&D Technologies, Inc.	1,420
2,000	C.H. Robinson Worldwide, Inc.	89,160
300	Carlisle Cos., Inc.	25,230
200	Casella Waste Systems, Inc., Class A†	2,068
7,250	Caterpillar, Inc.	477,050
400	CDI Corp.	8,284
700	Central Parking Corp.	11,550
1,086	ChoicePoint, Inc.†	38,879
1,382	Cintas Corp.	56,427
400	Clarcor, Inc.	12,196
400	Columbus McKinnon Corp.†	7,212
800	Comfort Systems USA, Inc.	9,168
400	Commercial Vehicle Group, Inc.†	7,704
200	Competitive Technologies, Inc.†	528
200	Consolidated Graphics, Inc.†	12,034
500	Continental Airlines, Inc., Class B†	14,155
500	Con-Way, Inc.	22,410
1,300	Cooper Industries, Ltd., Class A	110,786
1,700	Copart, Inc.†	47,923
200	Cornell Cos., Inc.†	3,456
850	Covanta Holding Corp.†	18,300
200	Covenant Transport, Inc., Class A†	2,442
300	Crane Co.	12,540
5,000	CSX Corp.	164,150
500	Cummins, Inc.	59,615
300	Curtiss-Wright Corp.	9,105
3,018	Danaher Corp.(a)	207,246
2,100	Deere & Co.(a)	176,211
600	Deluxe Corp.	10,260
1,800	Donaldson Co., Inc.	66,420
2,450	Dover Corp.	116,228
278	DRS Technologies, Inc.(a)	12,140
950	Dun & Bradstreet Corp.†(a)	71,240
400	Dynamic Materials Corp.	12,968
1,700	Eaton Corp.	117,045
4,500	Emerson Electric Co.	377,370
300	EnerSys†	4,812
2,100	ENGlobal Corp.†	12,999
1,550	Equifax, Inc.	56,901
700	Evergreen Solar, Inc.†(a)	5,810
2,000	Excel Maritime Carriers, Ltd.†	23,700
2,400	Expeditors International Washington, Inc.	106,992
400	Exponent, Inc.†	6,668
1,000	ExpressJet Holdings, Inc.†	6,610
1,200	Fastenal Co.	46,284
800	Federal Signal Corp.	12,200
2,682	FedEx Corp.	291,480
800	Flanders Corp.†	6,848
700	Flow International Corp.†	9,079
400	Flowserve Corp.†	20,236
1,100	Fluor Corp.	84,579
300	Foster Wheeler, Ltd.†	11,577
1,000	Frontier Airlines Holdings, Inc.†(a)	8,250
200	Frozen Food Express Industries†	1,518
600	FuelCell Energy, Inc.†(a)	4,566
1,000	G&K Services, Inc., Class A	36,430
200	GATX Corp.	8,274
300	Gehl Co.†	8,034
1,600	Genco Shipping & Trading, Ltd	36,256
1,600	General Cable Corp.†	61,136
3,890	General Dynamics Corp.	278,796
109,696	General Electric Co.	3,872,269
1,000	Geo Group, Inc. (The)†	42,250

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
550	Global Cash Access Holdings, Inc.†	$8,300
100	Global Power Equipment Group, Inc.†	213
1,200	Goodrich Corp.	48,624
987	Graco, Inc.	38,552
1,100	GrafTech International, Ltd.†	6,424
1,000	Griffon Corp.†	23,870
1,100	H&E Equipment Services, Inc.†	26,829
150	Harland (John H.) Co.	5,468
250	Healthcare Services Group	6,290
1,533	Heartland Express, Inc.	24,037
200	Herley Industries, Inc.†	2,476
700	Herman Miller, Inc.	23,947
550	Hexcel Corp.†(a)	7,782
1,700	HI Shear Technology Corp.	13,685
8,025	Honeywell International, Inc.	328,222
550	Horizon Lines, Inc., Class A	9,185
100	HUB Group, Inc., Class A†	2,278
400	Hubbell, Inc., Class B	19,160
200	Hudson Highland Group, Inc.†	1,960
400	Hurco Cos., Inc.†	9,612
350	IDEX Corp.	15,068
1,100	IHS, Inc., Class A†	35,288
700	IKON Office Solutions, Inc.	9,408
5,416	Illinois Tool Works, Inc.	243,178
1,000	Imperial Industries, Inc.†	11,180
700	Infrasource Services, Inc.†	12,285
3,150	Ingersoll-Rand Co., Ltd., Class A	119,637
100	Innovative Solutions & Support, Inc.†	1,453
1,100	Insituform Technologies, Inc., Class A†	26,708
1,000	Interpool, Inc.	22,460
900	Intersections, Inc.†	8,307
200	Ionatron, Inc.†(a)	962
1,500	ITT Corp.	76,905
1,400	J.B. Hunt Transport Services, Inc.	29,078
600	Jacobs Engineering Group, Inc.†	44,838
800	Jacuzzi Brands, Inc.†	7,992
3,375	JetBlue Airways Corp.†(a)	31,286
700	JLG Industries, Inc.	13,867
2,225	Joy Global, Inc.	83,682
1,073	Kansas City Southern†	29,304
400	Kelly Services, Inc., Class A	10,964
100	Kenexa Corp.†	2,522
300	Kennametal, Inc.	16,995
900	Kirby Corp.†	28,197
1,387	Knight Transportation, Inc.	23,510
14,400	Kreisler Manufacturing Corp.†	138,240
1,300	L-3 Communications Holdings, Inc.	101,829
600	LaBarge, Inc.†	6,240
700	Laidlaw International, Inc.	19,131
600	Landstar System, Inc.	25,620
900	Learning Tree International, Inc.†	7,317
100	LECG Corp.†	1,876
550	Lennox International, Inc.	12,595
200	Lindsay Manufacturing Co.	5,750
3,450	Lockheed Martin Corp.	296,907
200	LSI Industries, Inc.	3,250
1,000	M&F Worldwide Corp.†	14,700
100	Macquarie Infrastucture Co. Trust	3,118
500	Manitowoc Co., Inc. (The)	22,395
1,303	Manpower, Inc.	79,835
100	Marten Transport, Ltd.†	1,709
4,200	Masco Corp.(a)	115,164
1,125	McDermott International, Inc.†	47,025
700	Meadow Valley Corp.†	7,112

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
600	Medis Technologies, Ltd.†(a)	$14,826
2,000	Mesa Air Group, Inc.†	15,520
100	Middleby Corp.†	7,706
1,100	Monster Worldwide, Inc.†	39,809
300	MSC Industrial Direct Co., Class A	12,222
1,700	Navigant Consulting, Inc.†	34,102
350	Navistar International Corp.†	9,037
4,700	Norfolk Southern Corp.	207,035
2,500	North American Galvanizing & Coating, Inc.†	15,825
3,550	Northrop Grumman Corp.	241,648
200	On Assignment, Inc.†	1,962
500	Orbital Sciences Corp.†	9,385
600	Oshkosh Truck Corp.	30,282
2,738	Paccar, Inc.	156,092
1,400	Pall Corp.	43,134
1,529	Parker Hannifin Corp.	118,849
1,100	Pentair, Inc.(a)	28,809
800	PeopleSupport, Inc.†	14,800
1,623	PHH Corp.†	44,470
600	Pike Electric Corp.†	8,940
1,000	Pinnacle Airlines Corp.†	7,410
2,600	Pitney Bowes, Inc.	115,362
800	Portec Retail Products, Inc.	7,680
1,100	Power-One, Inc.†	7,964
1,400	Precision Castparts Corp.	88,424
20	PRG-Schultz International, Inc.†	116
200	Quality Distribution, Inc.†	2,944
650	Quanta Services, Inc.†	10,959
100	Quipp, Inc.	795
2,300	R.R. Donnelley & Sons Co.	75,808
1,000	RailAmerica, Inc.†	10,920
5,150	Raytheon Co.	247,252
700	Republic Airways Holdings, Inc.†	10,864
1,000	Republic Services, Inc.	40,210
200	Resources Connection, Inc.†	5,358
2,100	Robert Half International, Inc.	71,337
1,500	Rockwell Automation, Inc.	87,150
1,700	Rockwell Collins, Inc.	93,228
1,100	Rollins, Inc.	23,221
1,100	Roper Industries, Inc.(a)	49,214
800	Ryder System, Inc.	41,344
1,000	Saia, Inc.†	32,600
400	Shaw Group, Inc. (The)†	9,456
1,000	Simclar, Inc.†(a)	4,520
50	Simpson Manufacturing Co., Inc.(a)	1,352
1,100	SIRVA, Inc.†	2,926
550	SkyWest, Inc.	13,486
100	Smith (A.O.) Corp.	3,943
7,943	Southwest Airlines Co.	132,330
300	Spherion Corp.†	2,145
1,200	Spire Corp.†	8,424
934	SPX Corp.	49,913
200	Standard Register Co. (The)	2,640
700	Steelcase, Inc., Class A	10,983
200	Sypris Solutions, Inc.	1,670
550	Taleo Corp., Class A†	5,566
1,000	Taser International, Inc.†(a)	7,660
600	TeleTech Holdings, Inc.†	9,378
1,000	Terex Corp.†(a)	45,220
693	Tetra Tech, Inc.†	12,072
1,400	Textron, Inc.(a)	122,500
250	Thomas & Betts Corp.†	11,928
1,000	Thomas Group, Inc.	10,270
800	Timken Co.	23,824
200	Titan International, Inc.(a)	3,616
200	Toro Co.	8,434
200	TRC Cos., Inc.†	1,704
400	Trex Co., Inc.†(a)	9,664
1,200	Trinity Industries, Inc.	38,604
4,100	TRM Corp.†	9,143

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Industrials (continued)
800	TurboChef Technologies, Inc.†(a)	$11,120
21,150	Tyco International, Ltd	591,989
600	UAL Corp.†	15,942
1,000	UAP Holding Corp.	21,370
300	Ultralife Batteries, Inc.†	3,123
2,400	Union Pacific Corp.	211,200
200	United Industrial Corp.	10,700
6,250	United Parcel Service, Inc., Class B	449,625
1,600	United Rentals, Inc.†(a)	37,200
150	United Stationers, Inc.†	6,976
9,944	United Technologies Corp.	629,952
200	Universal Truckload Services, Inc.†	5,194
800	URS Corp.†	31,112
1,041	US Airways Group, Inc.†	46,148
400	US Xpress Enterprises, Inc., Class A†	9,260
300	USG Corp.†	14,112
800	UTi Worldwide, Inc.	22,376
1,100	Viad Corp.	38,951
700	Vicor Corp.	8,078
200	Volt Information Sciences, Inc.†(a)	7,110
1,200	W.W. Grainger, Inc.(a)	80,424
50	Wabash National Corp.	684
300	Wabtec Corp.	8,139
300	Walter Industries, Inc.(a)	12,804
850	Waste Connections, Inc.†	32,224
5,550	Waste Management, Inc.	203,574
250	Werner Enterprises, Inc.	4,678
800	WESCO International, Inc.†	46,424
950	YRC Worldwide, Inc.†	35,188

		17,516,838

Information Technology — 15.2%
5,700	Accenture, Ltd., Class A	180,747
800	Access Integrated Technologies, Inc., Class A†	7,576
200	Actel Corp.†	3,110
2,444	Activision, Inc.†	36,904
1,200	Acxiom Corp.	29,592
1,331	ADC Telecommunications, Inc.†(a)	19,965
200	ADE Corp.†	6,404
7,409	Adobe Systems, Inc.†	277,467
1,700	Adtran, Inc.	40,528
800	Advanced Analogic Technologies, Inc.†	4,392
200	Advanced Energy Industries, Inc.†	3,408
4,600	Advanced Micro Devices, Inc.†(a)	114,310
1,000	Advent Software, Inc.†	36,210
700	Aeroflex, Inc.†	7,196
1,200	Affiliated Computer Services, Inc., Class A†	62,232
2,940	Agere Systems, Inc.†	43,894
100	Agile Software Corp.†	653
4,246	Agilent Technologies, Inc.†	138,802
500	Agilysys, Inc.	7,020
1,259	Akamai Technologies, Inc.†	62,937
450	Alliance Data Systems Corp.†	24,836
4,100	Altera Corp.†	75,358
200	Altiris, Inc.†	4,218
200	American Technology Corp.†	764
800	AMIS Holdings, Inc.†	7,592
1,100	Amkor Technology, Inc.†(a)	5,676
800	Amphenol Corp., Class A	49,544
3,300	Analog Devices, Inc.(a)	96,987
200	Anaren, Inc.†	4,214
1,550	Andrew Corp.†	14,306
1,100	Answers Corp.†	11,990
9,350	Apple Computer, Inc.†	720,230
16,208	Applied Materials, Inc.	287,368

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
200	Aptimus, Inc.†	$1,400
450	aQuantive, Inc.†(a)	10,629
1,000	Ariba, Inc.†	7,490
2,100	Arris Group, Inc.†	24,066
850	Arrow Electronics, Inc.†	23,316
1,000	Aspen Technology, Inc.†	10,920
700	Astea International, Inc.†	3,409
100	Atheros Communications, Inc.†(a)	1,813
100	Atmel Corp.†	604
3,600	Autodesk, Inc.†	125,208
6,050	Automatic Data Processing, Inc.	286,407
4,690	Avaya, Inc.†	53,654
1,200	Avnet, Inc.†(a)	23,544
350	Avocent Corp.†	10,542
1,189	Axcelis Technologies, Inc.†	8,394
200	Bankrate, Inc.†(a)	5,312
3,550	BEA Systems, Inc.†	53,960
3,400	BearingPoint, Inc.†	26,724
200	Bel Fuse, Inc., Class B	6,418
200	Bell Microproducts, Inc.†	1,038
1,900	Benchmark Electronics, Inc.†	51,072
1,550	BISYS Group, Inc. (The)†(a)	16,833
1,000	Black Box Corp.	38,920
400	Blackboard, Inc.†	10,600
200	Blue Coat Systems, Inc.†	3,602
2,017	BMC Software, Inc.†	54,903
4,365	Broadcom Corp., Class A†(a)	132,434
1,200	Brocade Communications Systems, Inc.†	8,472
1,706	Brooks Automation, Inc.†	22,263
5,272	CA, Inc.	124,894
2,427	Cadence Design Systems, Inc.†	41,162
550	Carrier Access Corp.†	3,905
800	Cascade Microtech, Inc.†	9,968
200	Catapult Communications Corp.†	1,672
1,680	CDW Corp.	103,622
2,600	Ceridian Corp.†	58,136
700	CheckFree Corp.†	28,924
200	Ciber, Inc.†	1,326
197	Ciena Corp.†	5,368
700	Cirrus Logic, Inc.†	5,103
64,273	Cisco Systems, Inc.†	1,478,279
1,800	Citrix Systems, Inc.†	65,178
200	Click Commerce, Inc.†	4,524
1,537	CNET Networks, Inc.†	14,724
800	Cogent, Inc.†	10,984
1,650	Cognex Corp.	41,679
1,400	Cognizant Technology Solutions Corp., Class A†	103,684
1,650	CommScope, Inc.†(a)	54,219
2,080	Computer Sciences Corp.†	102,170
3,750	Compuware Corp.†	29,212
1,100	Comtech Telecommuni- cations Corp.†	36,828
1,731	Comverse Technology, Inc.†	37,113
1,300	Convergys Corp.†	26,845
16,469	Corning, Inc.†	402,008
1,000	Cray, Inc.†	11,120
1,700	Cree, Inc.†	34,187
150	CSG Systems International, Inc.†	3,964
200	CTS Corp.	2,756
2,400	Cypress Semiconductor Corp.†(a)	42,648
1,000	Daktronics, Inc.	20,690
700	DealerTrack Holdings, Inc.†	15,477
21,250	Dell, Inc.†(a)	485,350
950	Diebold, Inc.(a)	41,354
1,000	Digi International, Inc.†	13,500
850	Digitas, Inc.†	8,177
1,000	Ditech Networks, Inc.†	7,710

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
100	DSP Group, Inc.†	$2,285
1,000	DST Systems, Inc.†	61,670
200	DTS, Inc.†	4,236
800	Eagle Test Systems, Inc.†	13,216
621	Earthlink, Inc.†	4,515
10,850	eBay, Inc.†	307,706
100	Echelon Corp.†	822
200	eCollege.com, Inc.†	3,198
200	EFJ, Inc.†	1,484
280	eFunds Corp.†	6,770
3,200	Electronic Arts, Inc.†	178,176
5,200	Electronic Data Systems Corp.	127,504
1,450	Electronics for Imaging†(a)	33,176
200	Embarcadero Technologies, Inc.†	1,644
24,879	EMC Corp.†	298,050
800	Emcore Corp.†	4,736
550	Emulex Corp.†	9,994
600	EndWave Corp.†	7,248
1,086	Entegris, Inc.†	11,848
300	Epicor Software Corp.†	3,933
200	EPIQ Systems, Inc.†	2,942
1,000	eSpeed, Inc., Class A†	9,200
300	Exar Corp.†	3,987
800	Extreme Networks†	2,904
250	F5 Networks, Inc.†	13,430
250	Factset Research Systems, Inc.	12,142
1,044	Fair Isaac Corp.	38,179
2,300	Fairchild Semiconductor International, Inc.†(a)	43,010
100	FalconStor Software, Inc.†	769
200	FARO Technologies, Inc.†	3,820
400	FEI Co.†	8,444
1,050	Fidelity National Information Services, Inc.	38,850
1,650	Filenet Corp.†	57,470
8,029	First Data Corp.	337,218
2,228	Fiserv, Inc.†	104,917
1,650	Flir Systems, Inc.†(a)	44,814
250	Formfactor, Inc.†	10,532
200	Forrester Research, Inc.†	5,262
850	Foundry Networks, Inc.†	11,178
4,451	Freescale Semiconductor, Inc., Class B†	169,183
400	Gartner, Inc.†(a)	7,036
800	Genesis Microchip, Inc.†(a)	9,416
1,000	Gevity HR, Inc.	22,780
100	Global e-Point, Inc.†(a)	68
650	Global Payments, Inc.	28,606
2,150	Google, Inc., Class A†	864,085
200	Harmonic, Inc.†	1,470
1,000	Harris Corp.	44,490
1,000	Heartland Payment Systems, Inc.(a)	26,000
1,170	Hewitt Associates, Inc., Class A†	28,384
29,877	Hewlett-Packard Co.	1,096,187
150	Hittite Microwave Corp.†	6,675
100	Hutchinson Technology, Inc.†	2,103
1,800	Hypercom Corp.†	12,204
200	ID Systems, Inc.†	4,726
550	Ikanos Communications, Inc.†	6,473
200	Imergent, Inc.†(a)	2,826
1,650	Informatica Corp.†	22,424
1,150	Infospace, Inc.†	21,206
300	infoUSA, Inc.	2,490
1,000	Ingram Micro, Inc., Class A†	19,160
3,210	Integrated Device Technology, Inc.†	51,553
60,916	Intel Corp.(a)	1,253,042
100	Interactive Intelligence, Inc.†	1,156
293	Interchange Corp.†	1,383
300	Interdigital Communications Corp.†	10,230

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
200	Intermec, Inc.†	$5,272
16,320	International Business Machines Corp.	1,337,261
200	International DisplayWorks, Inc.†	1,274
1,800	International Rectifier Corp.†	62,712
2,600	Intersil Corp., Class A	63,830
300	Inter-Tel, Inc.	6,480
200	Interwoven, Inc.†(a)	2,206
3,700	Intuit, Inc.†	118,733
1,350	Iron Mountain, Inc.†(a)	57,969
1,300	Ixia†	11,583
1,200	IXYS Corp.†	10,068
1,700	j2 Global Communications, Inc.†	46,189
2,150	Jabil Circuit, Inc.	61,426
400	Jack Henry & Associates, Inc.	8,708
7,430	JDS Uniphase Corp.†	16,272
6,090	Juniper Networks, Inc.†(a)	105,235
400	Jupitermedia Corp.†	3,464
200	Kanbay International, Inc.†	4,112
200	Keane, Inc.†	2,882
200	Keithley Instruments, Inc.	2,550
1,200	Kemet Corp.†	9,684
1,000	KEY Tronic Corp.†	5,870
200	Keynote Systems, Inc.†	2,106
2,100	KLA-Tencor Corp.	93,387
1,000	Knot, Inc. (The)†	22,130
50	Komag, Inc.†	1,598
500	Kulicke & Soffa Industries, Inc.†	4,420
473	L-1 Identity Solutions, Inc.†	6,173
1,400	Lam Research Corp.†	63,462
1,000	LaserCard Corp.†	13,040
1,100	Lattice Semiconductor Corp.†	7,502
800	Leadis Technologies, Inc.†	3,176
200	LeCroy Corp.†	2,756
900	Lexmark International, Inc., Class A†	51,894
3,400	Linear Technology Corp.	105,808
1,100	Liquidity Services, Inc.†	17,149
200	LoJack Corp.†	3,918
1,000	LoopNet, Inc.†	12,660
336	Loral Space & Communications, Inc.†	8,844
5,690	LSI Logic Corp.†	46,772
35,686	Lucent Technologies, Inc.†	83,505
200	Macrovision Corp.†	4,738
300	Magma Design Automation, Inc.†	2,730
200	Majesco Entertainment Co.†	270
700	MakeMusic, Inc.†	4,018
300	Mantech International Corp., Class A†	9,903
4,800	Marvell Technology Group, Ltd.†(a)	92,976
900	Mastec, Inc.†	9,963
1,000	Mastercard, Inc., Class A†	70,350
900	Mattson Technology, Inc.†	7,470
3,490	Maxim Integrated Products, Inc.	97,964
1,700	McAfee, Inc.†	41,582
200	Measurement Specialties, Inc.†	3,730
1,550	MEMC Electronic Materials, Inc.†	56,776
1,900	Mentor Graphics Corp.†	26,752
200	Mercury Computer Systems, Inc.†	2,370
1,100	Mercury Interactive Corp.†	56,683
200	Methode Electronics, Inc.	1,902
700	Micrel, Inc.†	6,713
2,312	Microchip Technology, Inc.(a)	74,955
7,027	Micron Technology, Inc.†	122,270
1,700	Micronetics, Inc.†	13,243

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
1,650	Microsemi Corp.†	$31,102
95,290	Microsoft Corp.	2,604,276
1,300	Midway Games, Inc.†(a)	11,414
1,000	Mikron Infrared, Inc.†	12,140
200	Mobility Electronics, Inc.†	1,112
200	Moldflow Corp.†	2,382
1,425	Molex, Inc.	55,532
800	MoneyGram International, Inc.	23,248
600	Monolithic Power Systems, Inc.†	5,676
1,000	MoSys, Inc.†	6,730
200	Motive, Inc.†	462
25,741	Motorola, Inc.(a)	643,525
600	MPS Group, Inc.†	9,066
1,000	MRO Software, Inc.†	25,670
1,000	MTS Systems Corp.	32,340
800	Nanometrics, Inc.†	7,400
1,300	Napco Security Systems, Inc.†	7,748
175	National Instruments Corp.	4,784
2,800	National Semiconductor Corp.	65,884
650	NAVTEQ Corp.†	16,972
1,600	NCR Corp.†(a)	63,168
700	Neomagic Corp†	1,960
200	Neoware, Inc.†	2,718
1,000	Netgear, Inc.†	20,590
1,100	Netratings, Inc.†	15,653
800	Netscout Systems, Inc.†	5,192
3,600	Network Appliance, Inc.†	133,236
700	Newport Corp.†	11,410
200	NMS Communications Corp.†	579
4,984	Novell, Inc.†	30,502
1,723	Novellus Systems, Inc.†	47,658
2,000	Nuance Communications, Inc.†	16,340
100	NVE Corp.†(a)	2,999
3,200	NVIDIA Corp.†	94,688
1,000	Omniture, Inc.†	7,890
450	Omnivision Technologies, Inc.†(a)	6,422
1,300	ON Semiconductor Corp.†	7,644
200	Online Resources Corp.†	2,450
1,411	Openwave Systems, Inc.†	13,207
200	Opnet Technologies, Inc.†	2,622
1,100	Opsware, Inc.†	9,911
1,100	Optelecom-NKF, Inc.†	11,385
44,030	Oracle Corp.†	781,092
200	OSI Systems, Inc.†	3,920
200	Overland Storage, Inc.†	1,290
2,230	Palm, Inc.†	32,469
700	PAR Technology Corp.†	6,349
1,040	Parametric Technology Corp.†	18,158
800	Parkervision, Inc.†	5,816
100	Paxar Corp.†	1,998
3,800	Paychex, Inc.	140,030
200	Pericom Semiconductor Corp.†	1,950
1,650	Perot Systems Corp., Class A†	22,754
41	Pfsweb, Inc.†	29
200	Phoenix Technologies, Ltd.†	860
100	Photon Dynamics, Inc.†	1,327
600	Photronics, Inc.†	8,478
100	Pixelworks, Inc.†	295
200	Planar Systems, Inc.†	2,270
350	Plantronics, Inc.	6,136
200	PLATO Learning, Inc.†	1,274
450	Plexus Corp.†	8,640
200	PLX Technology, Inc.†	2,074
1,850	PMC - Sierra, Inc.†(a)	10,989
750	Polycom, Inc.†	18,398
1,200	Portalplayer, Inc.†	13,536

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
100	Power Integrations, Inc.†	$1,960
880	Powerwave Technologies, Inc.†	6,688
200	QAD, Inc.	1,616
1,200	QLogic Corp.†	22,680
18,050	QUALCOMM, Inc.	656,118
1,000	Quality Systems, Inc.	38,790
600	Radiant Systems, Inc.†	7,248
850	Rambus, Inc.†	14,824
1,826	RealNetworks, Inc.†(a)	19,374
2,090	Red Hat, Inc.†	44,057
550	Redback Networks, Inc.†	7,634
89	REMEC, Inc.†	154
1,000	Renaissance Learning, Inc.	14,310
550	Reynolds & Reynolds Co. (The), Class A	21,730
2,400	RF Micro Devices, Inc.†	18,192
440	Rudolph Technologies, Inc.†	8,065
1,700	S1 Corp.†	7,837
1,580	Sabre Holdings Corp., Class A	36,956
500	Salesforce.com, Inc.†(a)	17,940
1,700	SanDisk Corp.†(a)	91,018
2,576	Sanmina-SCI Corp.†	9,634
1,000	SAVVIS, Inc.†	28,500
5,509	Seagate Technology†(a)	127,203
300	Secure Computing Corp.†	1,899
200	Semitool, Inc.†	2,068
50	Semtech Corp.†	638
1,600	Sento Corp.†	3,936
200	Sigmatel, Inc.†	936
700	Silicon Image, Inc.†	8,904
800	Silicon Laboratories, Inc.†	24,816
200	Silicon Storage Technology, Inc.†	824
700	Sirenza Microdevices, Inc.†	5,530
350	Sirf Technology Holdings, Inc.†(a)	8,396
3,082	Skyworks Solutions, Inc.†	15,996
800	Smart Modular Technologies WWH, Inc.†	7,976
800	Smith Micro Software, Inc.†	11,504
5,218	Solectron Corp.†	17,011
1,000	SonicWALL, Inc.†	10,920
200	Spectralink Corp.	1,642
200	SRA International, Inc., Class A†	6,012
300	Staktek Holdings, Inc.†	1,794
200	Standard Microsystems Corp.†	5,684
29,050	Sun Microsystems, Inc.†	144,378
1,850	Sybase, Inc.†(a)	44,844
550	SYKES Enterprises, Inc.†	11,192
10,833	Symantec Corp.†(a)	230,526
2,338	Symbol Technologies, Inc.	34,743
100	Symmetricom, Inc.†	807
200	Synaptics, Inc.†	4,874
100	SYNNEX Corp.†	2,301
1,392	Synopsys, Inc.†	27,450
700	Syntel, Inc.	15,855
200	Take-Two Interactive Software, Inc.†(a)	2,852
75	Talx Corp.	1,839
1,000	Tech Data Corp.†	36,530
700	Tekelec†	9,072
550	Tektronix, Inc.	15,912
5,304	Tellabs, Inc.†	58,132
1,800	Teradyne, Inc.†	23,688
200	Tessera Technologies, Inc.†	6,956
16,572	Texas Instruments, Inc.(a)	551,019
300	THQ, Inc.†	8,751
3,650	TIBCO Software, Inc.†	32,777
100	Tier Technologies, Inc., Class B†	680
200	TNS, Inc.†	3,012
150	Transaction Systems Architects, Inc.†	5,148

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Information Technology (continued)
250	Travelzoo, Inc.†	$7,205
1,000	Trident Microsystems, Inc.†	23,260
1,000	Trimble Navigation, Ltd.†	47,080
700	TRX, Inc.†	3,542
900	TTM Technologies, Inc.†	10,530
600	Ulticom, Inc.†	6,246
800	Unica Corp.†	8,240
1,670	Unisys Corp.†	9,452
700	United Online, Inc.	8,526
800	Utstarcom, Inc.†(a)	7,096
655	Valueclick, Inc.†	12,144
1,700	Varian Semiconductor Equipment Associates, Inc.†	62,390
300	Verint Systems, Inc.†	9,015
2,716	VeriSign, Inc.†	54,863
400	Viasat, Inc.†	10,032
550	Vignette Corp.†	7,447
800	Virage Logic Corp.†	7,288
1,456	Vishay Intertechnology, Inc.†	20,442
700	Vocus, Inc.†	11,046
400	Volterra Semiconductor Corp.†	6,500
150	WebEx Communications, Inc.†	5,853
100	webMethods, Inc.†	765
500	Websense, Inc.†	10,805
800	WebSideStory, Inc.†	10,568
800	Website Pros, Inc.†	8,688
2,000	Western Digital Corp.†	36,200
700	Wind River Systems, Inc.†	7,497
300	Wireless Xcessories Group†	945
100	Witness Systems, Inc.†	1,753
700	WPCS International, Inc.†	6,951
1,700	Wright Express Corp.†	40,902
9,750	Xerox Corp.†	151,710
2,850	Xilinx, Inc.	62,558
14,150	Yahoo!, Inc.†(a)	357,712
1,875	Zebra Technologies Corp., Class A†	67,012
1,000	Zygo Corp.†	12,750

		24,530,094

Materials — 3.1%
2,500	Air Products & Chemicals, Inc.	165,925
870	Airgas, Inc.	31,468
1,950	AK Steel Holding Corp.†	23,673
300	Albemarle Corp.	16,299
8,798	Alcoa, Inc.	246,696
700	Allegheny Technologies, Inc.	43,533
600	American Vanguard Corp.	8,400
400	Aptargroup, Inc.	20,352
900	Ashland, Inc.	57,402
1,250	Ball Corp.	50,562
1,050	Bemis Co.	34,503
1,550	Bowater, Inc.(a)	31,884
350	Brush Engineered Materials, Inc.†	8,704
1,000	Cabot Corp.	37,200
1,000	Calumet Specialty Products Partners LP	31,950
450	Castle (A.M.) & Co.	12,078
700	Celanese Corp., Class A	12,530
600	CF Industries Holdings, Inc.	10,242
1,895	Chemtura Corp.	16,430
200	Cleveland-Cliffs, Inc.	7,622
1,700	Commercial Metals Co.	34,561
1,400	Crown Holdings, Inc.†	26,040
10,161	Dow Chemical Co. (The)	396,076
9,550	du Pont (E.I.) de Nemours & Co.	409,122
900	Eagle Materials, Inc.	30,312
1,000	Eastman Chemical Co.	54,020
2,100	Ecolab, Inc.	89,922

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Materials (continued)
800	Empire Resources, Inc.(a)	$7,040
1,000	Ferro Corp.	17,780
950	Florida Rock Industries, Inc.	36,774
2,100	Freeport-McMoRan Copper & Gold, Inc., Class B	111,846
1,700	Friedman Industries	14,195
1,000	Gibraltar Industries, Inc.	22,180
1,450	Glamis Gold, Ltd.†	57,174
1,100	Glatfelter	14,905
400	H.B. Fuller Co.	9,376
900	Hercules, Inc.†	14,193
1,400	Huntsman Corp.†	25,480
800	International Flavors & Fragrances, Inc.	31,632
4,792	International Paper Co.(a)	165,947
472	Kronos Worldwide, Inc.	13,589
900	Louisiana-Pacific Corp.	16,893
800	Lubrizol Corp.	36,584
2,255	Lyondell Chemical Co.	57,209
300	MacDermid, Inc.	9,786
2,276	MeadWestvaco Corp.	60,337
2,150	Meridian Gold, Inc.†	53,449
5,530	Monsanto Co.	259,965
1,300	Mosaic Co. (The)†	21,970
700	Myers Industries, Inc.	11,900
1,350	Nalco Holding Co.†	25,002
1,300	Nanophase Technologies Corp.†	7,839
3,950	Newmont Mining Corp.	168,862
1,000	NL Industries	9,940
200	Northwest Pipe Co.†	6,000
2,620	Nucor Corp.(a)	129,664
770	Olin Corp.	11,827
200	Olympic Steel, Inc.	4,972
1,200	Owens-Illinois, Inc.†(a)	18,504
300	Packaging Corp. of America	6,960
1,550	Pactiv Corp.†	44,051
2,440	Phelps Dodge Corp.	206,668
1,000	PolyOne Corp.†	8,330
1,900	PPG Industries, Inc.	127,452
3,750	Praxair, Inc.(a)	221,850
1,000	Reliance Steel & Aluminum Co.	32,140
700	Rock-Tenn Co., Class A	13,860
1,000	Rockwood Holdings Inc†	19,980
1,458	Rohm & Haas Co.	69,036
1,100	RPM International, Inc.(a)	20,889
1,000	Schnitzer Steel Industries, Inc., Class A	31,540
1,100	Schulman (A), Inc.	25,861
1,000	Schweitzer-Mauduit International, Inc.	18,980
400	Scotts Miracle-Gro Co. (The), Class A(a)	17,796
1,800	Sealed Air Corp.	97,416
600	Sensient Technologies Corp.	11,742
700	Sigma-Aldrich Corp.	52,969
2,300	Smurfit-Stone Container Corp.†	25,760
750	Sonoco Products Co.	25,230
200	Southern Copper Corp.(a)	18,500
450	Steel Dynamics, Inc.(a)	22,703
100	Steel Technologies, Inc.	1,963
700	Stillwater Mining Co.†	5,880
100	Symyx Technologies, Inc.†	2,119
1,200	Temple-Inland, Inc.	48,120
1,300	Terra Industries, Inc.†	10,023
50	Texas Industries, Inc.(a)	2,603
1,000	Titanium Metals Corp.†(a)	25,280
700	Tronox, Inc., Class A	8,925
50	United States Lime & Minerals, Inc.†	1,535
1,350	United States Steel Corp.(a)	77,868
1,000	Valhi, Inc.	23,250
700	Valspar Corp.	18,620

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Materials (continued)
1,000	Vista Gold Corp.†	$10,120
900	Vulcan Materials Co.(a)	70,425
1,100	W.R. Grace & Co.†	14,586
700	Wausau Paper Corp.	9,450
400	Westlake Chemical Corp.	12,804
3,000	Weyerhaeuser Co.	184,590
400	Wheeling-Pittsburgh Corp.†	6,844
1,950	Worthington Industries, Inc.	33,267

		5,048,305

Telecommunication Services — 3.2%
200	@Road, Inc.†	1,168
700	Alaska Communications Systems Group, Inc.	9,289
3,751	Alltel Corp.(a)	208,181
4,100	American Tower Corp., Class A†	149,650
41,308	AT&T, Inc.(a)	1,344,988
19,150	BellSouth Corp.	818,663
200	Boston Communications Group†	406
700	Broadwing Corp.†	8,834
1,000	Cbeyond, Inc.†	27,450
400	Centennial Communications Corp.	2,132
1,300	CenturyTel, Inc.	51,571
3,300	Citizens Communications Co.	46,332
300	Cogent Communications Group, Inc.†	3,477
1,100	Commonwealth Telephone Enterprises, Inc.	45,353
700	Consolidated Communications Holdings, Inc.	13,097
2,100	Crown Castle International Corp.†	74,004
700	D&E Communications, Inc.	8,827
2,600	Dobson Communications Corp., Class A†	18,252
1,057	EMBARQ Corp.	51,127
800	Eschelon Telecom, Inc.†	13,592
200	Fairpoint Communications, Inc.	3,480
700	FiberTower Corp.†	6,615
700	General Communication, Inc., Class A†	8,673
1,200	Global Crossing, Ltd.†	24,600
600	Goamerica, Inc.†	1,974
600	IDT Corp., Class B†	8,652
1,000	InPhonic, Inc.†(a)	7,920
1,200	Iowa Telecommunications Services, Inc.	23,748
800	Leap Wireless International, Inc.†	38,792
4,600	Level 3 Communications, Inc.†	24,610
1,800	Neustar, Inc., Class A†	49,950
1,200	NII Holdings, Inc.†	74,592
200	North Pittsburgh Systems, Inc.	5,034
700	NTELOS Holdings Corp.†	8,939
700	Premiere Global Services, Inc.†	6,076
600	Price Communications Corp.†	11,580
15,720	Qwest Communications International, Inc.†(a)	137,078
1,250	SBA Communications Corp., Class A†	30,413
31,254	Sprint Nextel Corp.(a)	536,011
200	SureWest Communications	3,894
700	Syniverse Holdings, Inc.†	10,500
770	Telephone & Data Systems, Inc.	32,417
1,900	Time Warner Telecom, Inc., Class A†	36,119
400	USA Mobility, Inc.	9,136
30,296	Verizon Communications, Inc.(a)	1,124,890

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Telecommunication Services (continued)
1,000	Vonage Holdings Corp.†(a)	$6,880
4,278	Windstream Corp.	56,427
200	Wireless Facilities, Inc.†	428

		5,185,821

Utilities — 3.5%
7,235	AES Corp. (The)†	147,522
900	AGL Resources, Inc.(a)	32,850
1,400	Allegheny Energy, Inc.†	56,238
1,000	Alliant Energy Corp.	35,730
2,200	Ameren Corp.(a)	116,138
4,430	American Electric Power Co., Inc.	161,119
1,521	Aqua America, Inc.	33,371
800	Atmos Energy Corp.	22,840
1,700	Avista Corp.(a)	40,256
200	California Water Service Group	7,386
2,600	Centerpoint Energy, Inc.	37,232
400	Cleco Corp.	10,096
2,000	CMS Energy Corp.†	28,880
2,700	Consolidated Edison, Inc.	124,740
1,900	Constellation Energy Group, Inc.	112,480
3,895	Dominion Resources, Inc.(a)	297,929
1,400	DPL, Inc.	37,968
2,000	DTE Energy Co.	83,020
13,182	Duke Energy Corp.	398,096
1,700	Duquesne Light Holdings, Inc.	33,422
3,250	Edison International	135,330
1,700	El Paso Electric Co.†	37,978
500	Empire District Electric Co. (The)	11,190
640	Energen Corp.	26,797
1,200	Energy East Corp.	28,464
2,400	Entergy Corp.	187,752
1,400	Equitable Resources, Inc.(a)	48,972
6,874	Exelon Corp.(a)	416,152
3,650	FirstEnergy Corp.	203,889
3,660	FPL Group, Inc.(a)	164,700
700	Great Plains Energy, Inc.	21,714
800	Hawaiian Electric Industries, Inc.	21,648
800	IDACORP, Inc.	30,248
1,800	KeySpan Corp.	74,052
1,000	Laclede Group, Inc. (The)	32,080
1,725	MDU Resources Group, Inc.(a)	38,536
2,200	Mirant Corp.†	60,082
900	National Fuel Gas Co.(a)	32,715
2,890	NiSource, Inc.	62,829
2,100	Northeast Utilities(a)	48,867
1,000	NRG Energy, Inc.†(a)	45,300
1,190	NSTAR	39,698
1,900	OGE Energy Corp.	68,609
1,100	ONEOK, Inc.	41,569
1,100	Ormat Technologies, Inc.	35,992
2,100	Pepco Holdings, Inc.	50,757
3,600	PG&E Corp.	149,940
400	Piedmont Natural Gas Co.(a)	10,124
1,000	Pinnacle West Capital Corp.(a)	45,050
1,700	PNM Resources, Inc.	46,869
1,000	Portland General Electric Co.	24,410
4,300	PPL Corp.(a)	141,470
2,741	Progress Energy, Inc.	124,387
2,600	Public Service Enterprise Group, Inc.	159,094
900	Puget Energy, Inc.	20,457
1,100	Questar Corp.(a)	89,947
3,429	Reliant Energy, Inc.†(a)	42,211
1,079	SCANA Corp.	43,451
2,300	Sempra Energy(a)	115,575

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	September 30, 2006
STATEMENT OF INVESTMENTS - (CONTINUED)	(Unaudited)

Shares		Value
Utilities (continued)
2,900	Sierra Pacific Resources†	$41,586
7,350	Southern Co. (The)(a)	253,281
1,172	Southern Union Co.(a)	30,952
430	Southwest Water Co.	5,259
2,000	TECO Energy, Inc.(a)	31,300
4,990	TXU Corp.	311,975
1,200	UGI Corp.	29,340
733	Vectren Corp.	19,681
900	Westar Energy, Inc.	21,159
350	WGL Holdings, Inc.(a)	10,969
1,200	Wisconsin Energy Corp.	51,768
4,025	Xcel Energy, Inc.	83,116

		5,686,604

Total Common Stock (Cost $112,950,636)		161,175,523

WARRANTS — 0.0%#
211	Expedia, Inc. expire 02/04/09†	525
211	IAC/InterActiveCorp. expire 02/04/09†	1,029

Total Warrants (Cost $1,075)		1,554

COLLATERAL FOR SECURITIES LENDING — 24.7%
39,751,612	PNC Institutional Money Market Trust 5.31% (Cost $39,751,612)	39,751,612

Total Investments — 124.6% (Cost $152,703,323)		200,928,689
Other Assets & Liabilities, Net — (24.6)%		(39,612,580)

NET ASSETS — 100.0%		$161,316,109

†	Non-income producing security.

(a)	All or a portion of this security is on loan.

#	Amount represents less than 0.1% of net assets.

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1.	Significant Accounting Policies.

Portfolio valuation: Each Portfolio’s investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system (“NASDAQ”), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

2.	Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distribution determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at September 30, 2006 for each Portfolio are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$645,973,235	$98,852,008	$(15,520,154)	$83,331,854
Large Company Value Portfolio	74,459,207	13,724,509	(829,843)	12,894,666
Small Company Growth Portfolio	14,704,857	2,364,785	(801,576)	1,563,209

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

- (continued)

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Company Value Portfolio	19,297,405	3,451,051	(741,676)	2,709,375
Dow Jones Wilshire 5000 Index Portfolio	152,703,323	50,931,397	(2,706,031)	48,225,366

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2005, the following Portfolios elected to defer capital losses occurring between November 1, 2005 and December 31, 2005 as follows:

Fund	Capital Losses
Large Company Value Portfolio	$161,056
Dow Jones Wilshire 5000 Index Portfolio	229,367

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2008	2009	2010	2011	2012	2013
Large Company Growth Portfolio	—	$2,035,616	$38,469,520	—	—	—
Dow Jones Wilshire 5000 Index Portfolio	$343,818	1,775,025	8,232,611	$3,810,802	$5,509,772	$108,266

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date 10/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date 10/30/06

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer
(principal financial officer)

Date 10/30/06

*	Print the name and title of each signing officer under his or her signature.